N-4	Apr. 22, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Metropolitan Life Separate Account E
Entity Central Index Key	0000744043
Entity Investment Company Type	N-4
Document Period End Date	Apr. 22, 2026
Amendment Flag	false
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA)
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes. Withdrawal Charges are calculated as a percentage of each purchase payment funding the withdrawal during the pay-in phase.
A Withdrawal Charge of up to 7.00% may be assessed on any such purchase payment paid less than 8 years before the date of its withdrawal.
For example, if You purchase the Contract for $100,000 and
surrender your Contract during the first year, You will pay a
Withdrawal Charge of $7,000.
Fees
Are There Transaction Charges?	Yes. Loans will be charged an initial set-up fee and a loan maintenance fee (these fees may be waived or reduced for certain Plans). The Loan Initiation Fee is $75. The Loan Maintenance Fee is $50.	Fees
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	0.95%(1)	0.95%(1)
	Investment options (Portfolio fees and expenses)	0.27%(2)	1.28%(2)
(1) As a percentage of your Account Balance in the Separate Account. (2) As a percentage of average daily net assets of the Portfolio.

Because your Contract is customizable, the choices You make affect how much You will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.
		Fees
Lowest Annual Cost:	Highest Annual Cost:
$1,155	$2,019
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio fees and expenses
●No optional benefits
●No sales charges
●No additional purchase
payments, transfers or
withdrawals
	Assumes: ●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of Portfolio fees and expenses ●No sales charges ●No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. Withdrawal Charges are calculated as a percentage of each purchase payment funding the withdrawal during the pay-in phase.
A Withdrawal Charge of up to 7.00% may be assessed on any such purchase payment paid less than 8 years before the date of its withdrawal.
For example, if You purchase the Contract for $100,000 and
surrender your Contract during the first year, You will pay a
Withdrawal Charge of $7,000.
Fees

Surrender Charge Phaseout Period, Years | yr	8
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Are There Transaction Charges?	Yes. Loans will be charged an initial set-up fee and a loan maintenance fee (these fees may be waived or reduced for certain Plans). The Loan Initiation Fee is $75. The Loan Maintenance Fee is $50.	Fees

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	0.95%(1)	0.95%(1)
	Investment options (Portfolio fees and expenses)	0.27%(2)	1.28%(2)
(1) As a percentage of your Account Balance in the Separate Account. (2) As a percentage of average daily net assets of the Portfolio.

Because your Contract is customizable, the choices You make affect how much You will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.
		Fees
Lowest Annual Cost:	Highest Annual Cost:
$1,155	$2,019
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio fees and expenses
●No optional benefits
●No sales charges
●No additional purchase
payments, transfers or
withdrawals
	Assumes: ●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of Portfolio fees and expenses ●No sales charges ●No additional purchase payments, transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.95%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.95%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.27%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.28%
Base Contract (N-4) Footnotes [Text Block]	(1) As a percentage of your Account Balance in the Separate Account.
Investment Options Footnotes [Text Block]	(2) As a percentage of average daily net assets of the Portfolio.
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices You make affect how much You will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.
		Fees
Lowest Annual Cost:	Highest Annual Cost:
$1,155	$2,019
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio fees and expenses
●No optional benefits
●No sales charges
●No additional purchase
payments, transfers or
withdrawals
	Assumes: ●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of Portfolio fees and expenses ●No sales charges ●No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,155
Highest Annual Cost [Dollars]	$ 2,019
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
●Amounts withdrawn from the Contract may result in surrender charges, tax and tax penalties.
●Withdrawal Charges may apply on any purchase payment paid into the Deferred Annuity less than 8 years before the date of its withdrawal. Withdrawal Charges will reduce the value of your
Contract if You withdraw money during that time.
●The benefits of tax deferral means that the Contract is more beneficial to investors with a long time horizon.
●Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them. You may also have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
●Each investment option (including any Fixed Interest Account investment option) will have its own unique risks.
●You should review these investment options before making an investment decision.
●Subject to certain limitations, if your Account Value falls below the minimum Account Value or is not sufficient to pay the
Contract charges, we may terminate your Contract.
Principal Risks of Investing in the Contract
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Interest
Account), guarantees, or benefits, including any death benefit, are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request or by visiting https://www.metlife.com/about-us/
corporate-profile/ratings.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Yes. We do not charge a fee for transfers of Account Value among Divisions or between the Divisions and the Fixed Interest Account.Some benefits impose restrictions and limitations on your choice of Portfolios. The restrictions and requirements could result in You missing out on some or all positive investment performance by certain Portfolios. This means your opportunity for investment gains may be limited. We may change these restrictions in the future. We reserve the right to add, remove or substitute Portfolios.The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
Key Information, Benefit Restrictions [Text Block]	No.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.●There is no additional tax benefit if You purchase the Contract through a tax-qualified plan.●If your Contract was purchased through a tax-qualified plan (or IRA), withdrawals will be subject to ordinary income tax. If your Contract is not tax-qualified, earnings on your Contract will be subject to ordinary income tax when You withdraw them. You may also have to pay a penalty if You take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer You a new contract in place of the one You own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing Contract, that it is better for You to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	The following tables describe the fees and expenses You will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees You will pay each year based on the options you have elected.The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer Account Value between investment options. State premium taxes may also be deducted.Transaction Fees
Withdrawal Charge(1) (as a percentage of each purchase payment funding the withdrawal during the pay-in phase)	7%
Loan Initiation Fee(2)	$75
Premium Tax Charges(3)	3.50%
(1)An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments less than 8 years from when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:
If withdrawn during purchase payment year	Percentage
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 or Later	0%
There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year You may take the greater of 20% of your Account Value or your purchase payments made 8 years or longer free of Early Withdrawal Charges. There are no Early Withdrawal Charges applied to the Enhanced Non-Qualified Deferred Annuities for Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans and Section 457(e)(11) severance and death benefit plans.(2)This fee may be waived or reduced for certain Plans.(3)Premium taxes, if applicable, depend on the Contract you purchased and state and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).The next table describes the fees and expenses that You will pay each year during the time that You own the Contract (not including Portfolio fees and expenses).Annual Contract Expenses
Base Contract Expenses(1) (as a percentage of your average Account Value in the Separate Account)	0.95%
Annual Loan Maintenance Fee (per loan outstanding)(2)	$50
(1)Pursuant to the terms of the Contract, our total Base Contract Expenses will not exceed 0.95% of your average balance in the Divisions.(2)This fee may be waived or reduced for certain Plans. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.The next table shows the minimum and maximum total operating expenses charged by the Portfolios that You may pay periodically during the time that You own the Contract. Expenses may change over time and may be higher or lower in the future. A complete list of Portfolios available under the Contract, including their annual expenses, may be found in “Appendix A - Investment Options Available Under the Contract” at the back of this Prospectus.Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average daily net assets) Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.27%	1.28%

Transaction Expenses [Table Text Block]	Transaction Fees
Withdrawal Charge(1) (as a percentage of each purchase payment funding the withdrawal during the pay-in phase)	7%
Loan Initiation Fee(2)	$75
Premium Tax Charges(3)	3.50%
(1)An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments less than 8 years from when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:
If withdrawn during purchase payment year	Percentage
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 or Later	0%
There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year You may take the greater of 20% of your Account Value or your purchase payments made 8 years or longer free of Early Withdrawal Charges. There are no Early Withdrawal Charges applied to the Enhanced Non-Qualified Deferred Annuities for Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans and Section 457(e)(11) severance and death benefit plans.(2)This fee may be waived or reduced for certain Plans.(3)Premium taxes, if applicable, depend on the Contract you purchased and state and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).
Deferred Sales Load (of Other Amount), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments less than 8 years from when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:
If withdrawn during purchase payment year	Percentage
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 or Later	0%
There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year You may take the greater of 20% of your Account Value or your purchase payments made 8 years or longer free of Early Withdrawal Charges. There are no Early Withdrawal Charges applied to the Enhanced Non-Qualified Deferred Annuities for Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans and Section 457(e)(11) severance and death benefit plans.
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Base Contract Expenses(1) (as a percentage of your average Account Value in the Separate Account)	0.95%
Annual Loan Maintenance Fee (per loan outstanding)(2)	$50
(1)Pursuant to the terms of the Contract, our total Base Contract Expenses will not exceed 0.95% of your average balance in the Divisions.(2)This fee may be waived or reduced for certain Plans. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.95%
Base Contract Expense, Footnotes [Text Block]	Pursuant to the terms of the Contract, our total Base Contract Expenses will not exceed 0.95% of your average balance in the Divisions.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average daily net assets) Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.27%	1.28%

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses (as a percentage of average daily net assets)Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.27%
Portfolio Company Expenses Maximum [Percent]	1.28%
Surrender Example [Table Text Block]	Example 1
	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period
Maximum	$9,230	$10,878	$14,187	$25,298
Minimum	$8,220	$7,801	$8,980	$14,501

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,230
Surrender Expense, 1 Year, Minimum [Dollars]	8,220
Surrender Expense, 3 Years, Maximum [Dollars]	10,878
Surrender Expense, 3 Years, Minimum [Dollars]	7,801
Surrender Expense, 5 Years, Maximum [Dollars]	14,187
Surrender Expense, 5 Years, Minimum [Dollars]	8,980
Surrender Expense, 10 Years, Maximum [Dollars]	25,298
Surrender Expense, 10 Years, Minimum [Dollars]	14,501
Annuitized Expense, 1 Year, Maximum [Dollars]	2,230
Annuitized Expense, 1 Year, Minimum [Dollars]	1,220
Annuitized Expense, 3 Years, Maximum [Dollars]	6,878
Annuitized Expense, 3 Years, Minimum [Dollars]	3,801
Annuitized Expense, 5 Years, Maximum [Dollars]	11,787
Annuitized Expense, 5 Years, Minimum [Dollars]	6,580
Annuitized Expense, 10 Years, Maximum [Dollars]	25,298
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 14,501
No Surrender Example [Table Text Block]	Example 2
	1 Year	3 Years	5 Years	10 Years
If you annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$2,230	$6,878	$11,787	$25,298
Minimum	$1,220	$3,801	$6,580	$14,501

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,230
No Surrender Expense, 1 Year, Minimum [Dollars]	1,220
No Surrender Expense, 3 Years, Maximum [Dollars]	6,878
No Surrender Expense, 3 Years, Minimum [Dollars]	3,801
No Surrender Expense, 5 Years, Maximum [Dollars]	11,787
No Surrender Expense, 5 Years, Minimum [Dollars]	6,580
No Surrender Expense, 10 Years, Maximum [Dollars]	25,298
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,501
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE CONTRACTInvesting in the Contract involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this Prospectus.Market Risk. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal.Early Withdrawal Risk. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If You withdraw early, You may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if You are younger than age 59 1∕2. Withdrawal Charges may apply to any purchase payment paid less than 8 years before the date of the withdrawal. Withdrawal Charges will reduce the value of your Contract if You withdraw money during that time. The benefits of tax deferral also mean that the Contract is more beneficial to investors with a long time horizon.Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolios You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus.Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Value or is not sufficient to pay the Contract charges, we may terminate your Deferred Annuity.Insurance Company Risk. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits, including any death benefit, are subject to the financial strength and claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.Contract Changes Risk. Subject to applicable law, we have the right to make certain changes to your Contract. Examples of the changes we may make include: (i) operating the Separate Account in any form permitted by law; (ii) taking any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted; (iii) transferring any assets in a Division to another Division, or to one or more Separate Accounts, or to our general account, or adding, combining or removing Divisions in the Separate Account; (iv) substituting Portfolio shares in any Division, with the shares of another class of Brighthouse Trust I, Brighthouse Trust II, or the shares of another investment company or any other investment permitted by law; (v) changing the way we assess charges, but without increasing the maximum aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Contracts; and (vi) making any necessary technical changes in the Contracts in order to conform with any of the above-described actions.Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer You a new contract in place of the one You own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for You to purchase the new contract rather than continue to own your existing Contract.Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan. Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.Taxation Risk. Although the provisions of the Internal Revenue Code (the “Code”) relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult their own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.Pandemics and Other Public Health Issues and Other Events. Pandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.Terrorism and Security Risks. The continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.Technology Risk. Our business operations rely on functioning and secure information systems, including those of our vendors and other third parties. Technological changes present us with new or intensified challenges, and if we are unable to foresee or adapt to these changes, our business may be adversely affected. Technological changes may affect our business model and how we interact with our customers. The growth and availability of AI technologies, including generative AI, presents significant opportunities but also complex challenges; these include balancing and mitigating potential risks of harm posed by the development or deployment of AI technologies, as well as implementing and maintaining controls reasonably designed to ensure compliance with an increasingly complex AI regulatory landscape, with evolving requirements that may vary across jurisdictions. We may fail to adopt new technologies as effectively or efficiently as others, leading to competitive harm. If we are unable to update our business model to match evolving consumer preferences or the evolving technological landscape, we may be adversely affected. New technologies may impact the configuration of our information systems, and how they connect with those of our vendors, service providers and/or partners. Such technological developments may introduce or uncover information security vulnerabilities, which may result in breaches, increased costs associated with maintaining appropriate data privacy, data protection, and cybersecurity measures, enforcement actions against us by regulators or other outcomes that may adversely impact our operations or business. In addition, any such vulnerability that results in a security breach or failure of our information systems, or those of third parties on which we rely, may result in litigation, regulatory action, negative impacts to our business operations, and reputational harm
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	BENEFITS AVAILABLE UNDER THE CONTRACTThe following table summarizes information about the benefits available under the Contract:
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Basic Death Benefit
If You die during the
pay-in phase, the
Contract’s death
benefit will not be less
than the greatest of:
(1) your Account Value;
(2) your highest
Account Value as of
December 31 following
the end of your fifth
Contract Year and at
the end of every other
five year period. In any
case, less any later
partial withdrawals,
fees and charges; or
(3) the total of all of
your purchase
payments less any
partial withdrawals,
fees and charges.
In each case, we
deduct the amount of
any outstanding loans
from the death benefit.
		Standard	None	●Withdrawals or loans could significantly reduce the benefit.
The Equity Generator®	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.	Standard	None	●Benefit limits available investment options. ●If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The EqualizerSM
You start with equal
amounts of money in
the Fixed Interest
Account and your
choice of either the
MetLife Stock Index
Division or the Frontier
Mid Cap Growth
Division. Each quarter,
amounts are
transferred between
the Fixed Interest
Account and your
chosen Division to
make the value of each
equal.
		Standard	None	●Benefit limits available investment options.
The Rebalancer®
You select a specific
asset allocation for
your entire Account
Balance from among
the Divisions and the
Fixed Interest Account,
if available. Each
quarter we transfer
amounts among these
options to bring the
percentage of your
Account Balance in
each option back to
your original
allocation.
		Standard	None	●You must allocate 100% of your Account Balance to this strategy.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Index Selector®
You may select one of
five asset allocation
models which are
designed to correlate
to various risk
tolerance levels. Each
quarter the percentage
in each of the Divisions
in which the model
invests and any Fixed
Interest Account is
brought back to the
selected model
percentage by
transferring amounts
among the Divisions
and any Fixed Interest
Account.
		Standard	None	●Benefit limits available investment options.
The AllocatorSM
Each month, a dollar
amount You choose is
transferred from the
Fixed Interest Account
to any of the Divisions
You choose. You select
the day of the month
(other than the 29th,
30th or 31st of the
month) and the
number of months over
which the transfers will
occur.
		Standard	None	●Minimum periodic transfer of $50 is required. ●Once your Fixed Interest Account Balance is exhausted, the strategy is discontinued.
Systematic Withdrawal Program	Automatically withdraws a specific dollar amount or a percentage of your Account Balance at a frequency of your choice each Contract Year.	Standard	None
●Not available in all
states.
●Income taxes, tax
penalties and
Withdrawal Charges
may apply to your
withdrawals.
●Subject to our
required minimums
and administrative
restrictions.
●Not available in
conjunction with any
automated
investment strategy.

*The availability of certain benefits may vary by employer and type of Annuity.
Benefits Available [Table Text Block]
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Basic Death Benefit
If You die during the
pay-in phase, the
Contract’s death
benefit will not be less
than the greatest of:
(1) your Account Value;
(2) your highest
Account Value as of
December 31 following
the end of your fifth
Contract Year and at
the end of every other
five year period. In any
case, less any later
partial withdrawals,
fees and charges; or
(3) the total of all of
your purchase
payments less any
partial withdrawals,
fees and charges.
In each case, we
deduct the amount of
any outstanding loans
from the death benefit.
		Standard	None	●Withdrawals or loans could significantly reduce the benefit.
The Equity Generator®	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.	Standard	None	●Benefit limits available investment options. ●If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The EqualizerSM
You start with equal
amounts of money in
the Fixed Interest
Account and your
choice of either the
MetLife Stock Index
Division or the Frontier
Mid Cap Growth
Division. Each quarter,
amounts are
transferred between
the Fixed Interest
Account and your
chosen Division to
make the value of each
equal.
		Standard	None	●Benefit limits available investment options.
The Rebalancer®
You select a specific
asset allocation for
your entire Account
Balance from among
the Divisions and the
Fixed Interest Account,
if available. Each
quarter we transfer
amounts among these
options to bring the
percentage of your
Account Balance in
each option back to
your original
allocation.
		Standard	None	●You must allocate 100% of your Account Balance to this strategy.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Index Selector®
You may select one of
five asset allocation
models which are
designed to correlate
to various risk
tolerance levels. Each
quarter the percentage
in each of the Divisions
in which the model
invests and any Fixed
Interest Account is
brought back to the
selected model
percentage by
transferring amounts
among the Divisions
and any Fixed Interest
Account.
		Standard	None	●Benefit limits available investment options.
The AllocatorSM
Each month, a dollar
amount You choose is
transferred from the
Fixed Interest Account
to any of the Divisions
You choose. You select
the day of the month
(other than the 29th,
30th or 31st of the
month) and the
number of months over
which the transfers will
occur.
		Standard	None	●Minimum periodic transfer of $50 is required. ●Once your Fixed Interest Account Balance is exhausted, the strategy is discontinued.
Systematic Withdrawal Program	Automatically withdraws a specific dollar amount or a percentage of your Account Balance at a frequency of your choice each Contract Year.	Standard	None
●Not available in all
states.
●Income taxes, tax
penalties and
Withdrawal Charges
may apply to your
withdrawals.
●Subject to our
required minimums
and administrative
restrictions.
●Not available in
conjunction with any
automated
investment strategy.

Operation of Benefit [Text Block]	Pay-Out Options (or Income Options)You may convert your Deferred Annuity into a regular stream of income after your “pay-in” or “accumulation” phase. The pay-out phase is often referred to as “annuitizing” your Contract. When You select your Pay-Out Option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a Pay-Out Option, we withdraw some or all of your Account Value (less any premium taxes, outstanding loans and applicable Contract fees), then we apply the net amount to the option. (See “Federal Tax Considerations” for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. The variable Pay-Out Option may not be available in all states.

When considering a Pay-Out Option, You should think about whether You want:●Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;●A fixed dollar payment or a variable payment; or ●A refund feature. Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (Annuitants) will also be considered. For example, if You select a Pay-Out Option guaranteeing payments for your lifetime and your spouse’s lifetime, your payments will typically be lower than if You select a Pay-Out Option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which You will receive your income payments. If You do not tell us otherwise, your Fixed Interest Account Value will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable Pay-Out Option.

You can change or extend the date income payments begin at any time before the date specified in the Contract with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).

Please be aware that once your Contract is annuitized, You are ineligible to receive the death benefit. In addition, once your Contract is fully annuitized, You will not be able to withdraw any Account Value.

Because the features of variable Pay-Out Options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the “Income Annuities” heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	APPENDIX A — INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTThe following is a list of Portfolios currently available. More information about the Portfolios are available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/PUFT/MET000209. You can also request this information at no cost by calling (833) 642-1008, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits You choose, You may not be able to invest in certain Portfolios, as described below. If your annuity was issued in connection with an employer plan, You should check with your employer as to which Portfolios are available under your Contract.The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance. *The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.§ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.††Effective May 1, 2026, the American Funds Global Small Capitalization Fund changed its name to American Funds SMALLCAP World Fund®.Index Selector: If You elect the Index Selector You are limited to allocating your purchase payments and Account Balance among the following funding options and the Fixed Interest Account:MetLife Aggregate Bond Index
MetLife Stock Index
MetLife MSCI EAFE Index
MetLife Russell 2000 Index
MetLife Mid Cap Stock IndexThe Equity Generator® and The Equalizer (SM): In addition to the Fixed Account these Automated Strategies may also use the:MetLife Stock Index Division
Frontier Mid Cap Growth DivisionFixed Option The following is information on the Fixed Interest Account currently available under the Contract. We reserve the right to restrict purchase payments and transfers to the Fixed Interest Account when the yield on investments is not expected to support the Minimum Guaranteed Interest Rate. We will provide you with written notice before doing so.
Name	Term	Minimum Guaranteed Interest Rate*
Fixed Interest Account	Initial Interest Rate Term: begins on each calendar quarter and will be credited from the date amounts are allocated to the Fixed Interest Account until the last day of the same calendar quarter of the following year. Renewal Rate Term: 12 months.	3%
*The Minimum Guaranteed Interest Rate Varies by Contract and may be higher than the minimum guaranteed interest rate shown. Check your Contract for the Minimum Guaranteed Interest Rate that applies to your Fixed Interest Account Option.
Variable Option [Line Items]
Prospectuses Available [Text Block]
Withdrawal Charge(1) (as a percentage of each purchase payment funding the withdrawal during the pay-in phase)	7%
Loan Initiation Fee(2)	$75
Premium Tax Charges(3)	3.50%
The following is a list of Portfolios currently available. More information about the Portfolios are available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/PUFT/MET000209. You can also request this information at no cost by calling (833) 642-1008, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits You choose, You may not be able to invest in certain Portfolios, as described below. If your annuity was issued in connection with an employer plan, You should check with your employer as to which Portfolios are available under your Contract.The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.58%	20.24%	13.37%	17.97%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.53%	18.06%	13.90%	13.92%
Global Equity	American Funds SMALLCAP World Fund®*†† - Class 2 Capital Research and Management CompanySM	0.90%	14.64%	0.49%	7.23%
US Fixed Income	American Funds The Bond Fund of America* - Class 2 Capital Research and Management CompanySM	0.47%	7.26%	-0.14%	2.36%
Allocation	American Funds® Aggressive Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.99%	19.90%	9.30%	10.88%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.96%	17.02%	7.26%	8.99%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.95%	14.46%	5.71%	7.30%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.74%	19.31%	0.96%	7.62%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	7.95%	-0.17%	2.38%
US Equity	BlackRock Capital Appreciation Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.71%	13.02%	10.90%	15.63%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.71%	17.41%	8.91%	10.97%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class A Brighthouse Investment Advisers, LLC	0.68%	9.47%	2.32%	4.22%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.66%	11.75%	4.10%	5.95%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.66%	13.96%	5.80%	7.73%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.68%	15.91%	7.42%	9.49%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.78%	1.82%	7.04%	8.32%
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.75%	5.25%	2.14%	2.23%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	12.67%	7.45%	9.41%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	7.83%	8.29%	10.73%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	15.91%	12.30%	13.62%
Sector	CBRE Global Real Estate Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.81%	6.94%	4.15%	4.06%
US Equity	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC	0.46%	19.02%	12.51%	11.60%
Target Date	Freedom 2020 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.69%	12.99%	4.57%	7.11%
Target Date	Freedom 2025 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.71%	14.23%	5.25%	7.75%
Target Date	Freedom 2030 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.74%	15.16%	5.98%	8.61%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
Target Date	Freedom 2035 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.78%	16.42%	7.28%	9.72%
Target Date	Freedom 2040 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.82%	18.44%	8.73%	10.59%
Target Date	Freedom 2045 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.53%	9.16%	10.82%
Target Date	Freedom 2050 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.50%	9.15%	10.81%
Target Date	Freedom 2055 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.53%	9.16%	—
Target Date	Freedom 2060 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.53%	9.17%	—
Target Date	Freedom 2065 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.52%	9.16%	—
Target Date	Freedom 2070 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.59%	—	—
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.69%	5.16%	3.79%	10.15%
US Equity	Growth Portfolio - Initial Class Fidelity Management & Research Company LLC	0.55%	14.92%	13.70%	17.45%
International Equity	Harris Oakmark International Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.87%	32.98%	6.56%	6.84%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	15.88%	7.56%	11.28%
US Equity	Invesco Small Cap Growth Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.89%	5.93%	-0.81%	9.11%
US Fixed Income	Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company LLC	0.37%	7.22%	0.02%	2.71%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	14.04%	10.28%	16.71%
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.04%	12.59%	6.25%	9.22%
US Equity	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	15.21%	15.06%	14.19%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.90%	5.29%	7.44%	9.43%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.89%	4.03%	2.54%	10.12%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	7.04%	-0.64%	1.75%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	7.19%	8.81%	10.43%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.37%	31.02%	8.62%	8.04%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	17.59%	14.13%	14.53%
International Equity	MFS® Research International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.56%	22.72%	5.80%	7.83%
Allocation	MFS® Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.62%	11.11%	6.42%	7.65%
US Equity	MFS® Value Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.73%	13.11%	9.95%	10.10%
US Equity	MFS® Value Portfolio*§ - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	13.29%	10.11%	10.27%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.65%	13.55%	-5.58%	14.29%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	-4.57%	2.86%	9.12%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.28%	7.84%	1.26%	3.19%
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.58%	9.21%	0.19%	2.55%
Allocation	State Street Moderate ETF Portfolio - Class E (formerly known as SSGA Growth and Income ETF Portfolio - Class E) Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.65%	16.93%	7.30%	7.96%
Allocation	State Street Moderately Aggressive ETF Portfolio - Class E (formerly known as SSGA Growth ETF Portfolio - Class E) Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.68%	19.29%	9.11%	9.41%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.56%	15.70%	9.64%	14.39%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. is the subadviser T. Rowe Price Investment Management, Inc. is the sub-subadviser	0.70%	3.75%	4.08%	10.05%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.51%	10.30%	5.75%	10.88%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.60%	2.51%	9.90%	9.86%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.57%	9.07%	1.42%	4.03%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.50%	7.07%	0.59%	1.82%

Temporary Fee Reductions, Current Expenses [Text Block]	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed Option The following is information on the Fixed Interest Account currently available under the Contract. We reserve the right to restrict purchase payments and transfers to the Fixed Interest Account when the yield on investments is not expected to support the Minimum Guaranteed Interest Rate. We will provide you with written notice before doing so.
Name	Term	Minimum Guaranteed Interest Rate*
Fixed Interest Account	Initial Interest Rate Term: begins on each calendar quarter and will be credited from the date amounts are allocated to the Fixed Interest Account until the last day of the same calendar quarter of the following year. Renewal Rate Term: 12 months.	3%
*The Minimum Guaranteed Interest Rate Varies by Contract and may be higher than the minimum guaranteed interest rate shown. Check your Contract for the Minimum Guaranteed Interest Rate that applies to your Fixed Interest Account Option.
Investment Option Restrictions [Line Items]
Investment Option Available Benefits [Table Text Block]	Index Selector: If You elect the Index Selector You are limited to allocating your purchase payments and Account Balance among the following funding options and the Fixed Interest Account:MetLife Aggregate Bond Index
MetLife Stock Index
MetLife MSCI EAFE Index
MetLife Russell 2000 Index
MetLife Mid Cap Stock IndexThe Equity Generator® and The Equalizer (SM): In addition to the Fixed Account these Automated Strategies may also use the:MetLife Stock Index Division
Frontier Mid Cap Growth Division
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | American Funds Growth Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | American Funds Growth-Income Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	13.92%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | American Funds SMALLCAP World Fund® - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.64%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	7.23%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | American Funds The Bond Fund of America - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America* - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	7.26%
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | American Funds Aggressive Allocation Portfolio - Class C
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Aggressive Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | American Funds Balanced Allocation Portfolio - Class C
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Balanced Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	8.99%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | American Funds Moderate Allocation Portfolio - Class C
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Moderate Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	14.46%
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Baillie Gifford International Stock Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Baillie Gifford International Stock Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Baillie Gifford Overseas Limited
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	19.31%
Average Annual Total Returns, 5 Years [Percent]	0.96%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | BlackRock Bond Income Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	2.38%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | BlackRock Capital Appreciation Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	13.02%
Average Annual Total Returns, 5 Years [Percent]	10.90%
Average Annual Total Returns, 10 Years [Percent]	15.63%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Brighthouse Asset Allocation 100 Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.41%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	10.97%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Brighthouse Asset Allocation 20 Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.47%
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Brighthouse Asset Allocation 40 Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	4.10%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Brighthouse Asset Allocation 60 Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	13.96%
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Brighthouse Asset Allocation 80 Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 80 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	9.49%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Brighthouse Artisan Mid Cap Value Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	1.82%
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	8.32%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | BrighthouseFranklin Low Duration Total Return Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	5.25%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	2.23%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | BrighthouseWellington Balanced Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse/Wellington Balanced Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	12.67%
Average Annual Total Returns, 5 Years [Percent]	7.45%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Brighthouse Wellington Core Equity Opportunities Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	10.73%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Brighthouse Wellington Large Cap Research Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Wellington Large Cap Research Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	13.62%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | CBRE Global Real Estate Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	4.15%
Average Annual Total Returns, 10 Years [Percent]	4.06%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Equity-Income Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Equity-Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.60%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Freedom 2020 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2020 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	7.11%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Freedom 2025 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2025 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Freedom 2030 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2030 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.16%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Freedom 2035 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2035 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Freedom 2040 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2040 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Freedom 2045 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2045 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	10.82%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Freedom 2050 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2050 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.50%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Freedom 2055 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2055 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Freedom 2060 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2060 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Freedom 2065 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2065 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Freedom 2070 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2070 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Frontier Mid Cap Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Frontier Mid Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	5.16%
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	10.15%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Growth Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Growth Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	14.92%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	17.45%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Harris Oakmark International Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	32.98%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Invesco Global Equity Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Invesco Small Cap Growth Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	5.93%
Average Annual Total Returns, 5 Years [Percent]	(0.81%)
Average Annual Total Returns, 10 Years [Percent]	9.11%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Investment Grade Bond Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Investment Grade Bond Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	2.71%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Jennison Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Jennison Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	14.04%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	16.71%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Loomis Sayles Global Allocation Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Loomis Sayles Global Allocation Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.59%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Loomis Sayles Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	15.21%
Average Annual Total Returns, 5 Years [Percent]	15.06%
Average Annual Total Returns, 10 Years [Percent]	14.19%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Loomis Sayles Small Cap Core Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Small Cap Core Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	5.29%
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	9.43%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Loomis Sayles Small Cap Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Small Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.03%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | MetLife Aggregate Bond Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	7.04%
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	1.75%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | MetLife Mid Cap Stock Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Mid Cap Stock Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	10.43%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | MetLife MSCI EAFE Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	31.02%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | MetLife Russell 2000 Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	9.55%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | MetLife Stock Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.59%
Average Annual Total Returns, 5 Years [Percent]	14.13%
Average Annual Total Returns, 10 Years [Percent]	14.53%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | MFS Research International Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® Research International Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	22.72%
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | MFS Total Return Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	7.65%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | MFS Value Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MFS® Value Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	13.11%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | MFS Value Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MFS® Value Portfolio*§ - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	13.29%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	10.27%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Morgan Stanley Discovery Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Morgan Stanley Discovery Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	13.55%
Average Annual Total Returns, 5 Years [Percent]	(5.58%)
Average Annual Total Returns, 10 Years [Percent]	14.29%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Neuberger Berman Genesis Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(4.57%)
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | PIMCO Inflation Protected Bond Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	PIMCO Inflation Protected Bond Portfolio - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	7.84%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	3.19%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | PIMCO Total Return Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	0.19%
Average Annual Total Returns, 10 Years [Percent]	2.55%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | State Street Moderate ETF Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	State Street Moderate ETF Portfolio - Class E (formerly known as SSGA Growth and Income ETF Portfolio - Class E)
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	7.96%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | State Street Moderately Aggressive ETF Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	State Street Moderately Aggressive ETF Portfolio - Class E (formerly known as SSGA Growth ETF Portfolio - Class E)
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	19.29%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | T Rowe Price Large Cap Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	14.39%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | T Rowe Price Mid Cap Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Mid Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc. is the subadviserT. Rowe Price Investment Management, Inc. is the sub-subadviser
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	3.75%
Average Annual Total Returns, 5 Years [Percent]	4.08%
Average Annual Total Returns, 10 Years [Percent]	10.05%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | T Rowe Price Small Cap Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Small Cap Growth Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	10.30%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Victory Sycamore Mid Cap Value Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Victory Sycamore Mid Cap Value Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	2.51%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	9.86%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Western Asset Management Strategic Bond Opportunities Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	1.42%
Average Annual Total Returns, 10 Years [Percent]	4.03%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Western Asset Management US Government Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Western Asset Management U.S. Government Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	1.82%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Basic Death Benefit
Purpose of Benefit [Text Block]	If You die during the pay-in phase, the Contract’s death benefit will not be less than the greatest of:(1) your Account Value;(2) your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or(3) the total of all of your purchase payments less any partial withdrawals, fees and charges.In each case, we deduct the amount of any outstanding loans from the death benefit.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Withdrawals or loans could significantly reduce the benefit.
Name of Benefit [Text Block]	Basic Death Benefit
Operation of Benefit [Text Block]	Death BenefitOne of the insurance guarantees we provide You under your Deferred Annuity is that your Beneficiaries will be protected during the “pay-in” phase against market downturns. You name your Beneficiary(ies) under the following Deferred Annuities:●TSA●Non-Qualified●403(a)●401(k)●401(a)●For the following Deferred Annuities the trustee receives the death benefit:●Non-Qualified Deferred Annuity for:●Section 457(f) deferred compensation plan●Section 451 deferred fee arrangements●Section 451 deferred compensation plans●Section 457(e)(11) severance and death benefit plans●Section 415(m) qualified governmental excess benefit arrangements●PEDCThe death benefit your Beneficiary receives will be the greatest of:●Your Account Value;●Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or●The total of all of your purchase payments less any partial withdrawals, fees and charges.In each case, we deduct the amount of any outstanding loans from the death benefit.The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary, if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risks.If we are notified of your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we may cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method.Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions and/or Fixed Interest Account until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.Subject to the minimum amount requirements described in “Minimum Size of Your Income Payment,” your Beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a Pay-Out Option offered under your Deferred Annuity. Your Beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.If permitted in the Contract, if the Beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified Deferred Annuity and continue the Contract under the terms and conditions of the Contract that applied prior to the Contract Owner’s death, with certain exceptions described in the Contract. In that case, the Account Value will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in a Division and the Fixed Interest Account as each bears to the total Account Value.) If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Value as of December 31 following the end of the fifth Contract Year and every other five-year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable Early Withdrawal Charges will be assessed against future withdrawals.A Beneficiary who is the civil union or domestic partner of the Owner will enjoy the same rights and benefits as the Contract provides to a Beneficiary who is the surviving Spouse of the Owner. However, civil union and domestic partners are not considered Spouse under federal law and therefore will not qualify for the same tax advantages provided to a surviving Spouse under federal tax law.There is no death benefit once the income or pay-out phase begins, however, depending on the Pay-Out Option you select, any remaining guarantee will be paid to your Beneficiary.Total Control AccountThe Beneficiary may elect to have the Contract’s death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You, subject to our current established administrative procedures and requirements.Assets backing the Total Control Account are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | The Equity Generator
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	The Equity Generator®
Purpose of Benefit [Text Block]	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Benefit limits available investment options.●If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
Name of Benefit [Text Block]	The Equity Generator®
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | The Equalizer
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	The EqualizerSM
Purpose of Benefit [Text Block]	You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. Each quarter, amounts are transferred between the Fixed Interest Account and your chosen Division to make the value of each equal.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Benefit limits available investment options.
Name of Benefit [Text Block]	The EqualizerSM
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | The Rebalancer
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	The Rebalancer®
Purpose of Benefit [Text Block]	You select a specific asset allocation for your entire Account Balance from among the Divisions and the Fixed Interest Account, if available. Each quarter we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●You must allocate 100% of your Account Balance to this strategy.
Name of Benefit [Text Block]	The Rebalancer®
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | The Index Selector
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	The Index Selector®
Purpose of Benefit [Text Block]	You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Each quarter the percentage in each of the Divisions in which the model invests and any Fixed Interest Account is brought back to the selected model percentage by transferring amounts among the Divisions and any Fixed Interest Account.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Benefit limits available investment options.
Name of Benefit [Text Block]	The Index Selector®
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | The Index Selector | MetLife Aggregate Bond Index Portfolio - Class A
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | The Index Selector | MetLife Mid Cap Stock Index Portfolio - Class A
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | The Index Selector | MetLife MSCI EAFE Index Portfolio - Class A
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | The Index Selector | MetLife Russell 2000 Index Portfolio - Class A
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | The Index Selector | MetLife Stock Index Portfolio - Class A
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | The Allocator
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	The AllocatorSM
Purpose of Benefit [Text Block]	Each month, a dollar amount You choose is transferred from the Fixed Interest Account to any of the Divisions You choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Minimum periodic transfer of $50 is required.●Once your Fixed Interest Account Balance is exhausted, the strategy is discontinued.
Name of Benefit [Text Block]	The AllocatorSM
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Systematic Withdrawal Option
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Automatically withdraws a specific dollar amount or a percentage of your Account Balance at a frequency of your choice each Contract Year.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Not available in all states.●Income taxes, tax penalties and Withdrawal Charges may apply to your withdrawals.●Subject to our required minimums and administrative restrictions.●Not available in conjunction with any automated investment strategy.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Loans
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 75
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	This fee may be waived or reduced for certain Plans.
Other Annual Expense, Maximum [Dollars]	$ 50
Other Annual Expense, Footnotes [Text Block]	This fee may be waived or reduced for certain Plans. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | The Equity Generator and The Equalizer | Frontier Mid Cap Growth Portfolio - Class A
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | The Equity Generator and The Equalizer | MetLife Stock Index Portfolio - Class A
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Premium Tax
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Premium taxes, if applicable, depend on the Contract you purchased and state and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Fixed Interest Account
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	The Fixed Interest AccountThe Deferred Annuities have a fixed interest rate option called the “Fixed Interest Account.” The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts).The interest rate for each amount allocated to the Fixed Interest Account is set by us in advance on the beginning of each calendar quarter (January 1, April 1, etc.). The declared interest rate in effect when an allocation to the Fixed Interest Account is made will be credited from the date it is received until the last day of the same calendar quarter of the following year, at which time a renewal rate will be set. Thereafter, each year a renewal rate will apply to that amount plus the interest previously credited to that amount, as long as the amounts remain in the Fixed Interest Account. The renewal rate will be set by us in advance and will apply for 12 months. Interest will be credited to the Fixed Interest Account on a daily basis. Subject to our transfer rules, You may transfer money into and out of the Fixed Interest Account. For information regarding current interest rates, You may contact our Administrative Office. Information about the Fixed Interest Account, including its name, its term and its minimum guaranteed interest rate is available in Appendix A — Investment Options Available Under the Deferred Annuity — Fixed Option. Your registered representative can tell You the current and minimum interest rates that apply.Because of exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered under the Securities Act of 1933 (the “1933 Act”), and neither the Fixed Interest Account nor our general account has been registered as an investment company under the 1940 Act. The Fixed Interest Account and our general account are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Income Annuities and the variable Pay-Out Options under the Deferred Annuities have a fixed payment option called the “Fixed Income Option.” Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Value allocated to the Fixed Interest Account, interest credited to the Fixed Interest Account, and fixed annuity payments are subject to our financial strength and claims-paying ability.
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Interest Account
Fixed Option Available, Term	12 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	3.00%
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in the Contract, including loss of principal.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.●Amounts withdrawn from the Contract may result in surrender charges, tax and tax penalties.●Withdrawal Charges may apply on any purchase payment paid into the Deferred Annuity less than 8 years before the date of its withdrawal. Withdrawal Charges will reduce the value of your Contract if You withdraw money during that time.●The benefits of tax deferral means that the Contract is more beneficial to investors with a long time horizon.●Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them. You may also have to pay a penalty if You take a withdrawal before age 59 1∕2.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If You withdraw early, You may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if You are younger than age 59 1∕2. Withdrawal Charges may apply to any purchase payment paid less than 8 years before the date of the withdrawal. Withdrawal Charges will reduce the value of your Contract if You withdraw money during that time. The benefits of tax deferral also mean that the Contract is more beneficial to investors with a long time horizon.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits, including any death benefit, are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request or by visiting https://www.metlife.com/about-us/corporate-profile/ratings.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk. Subject to applicable law, we have the right to make certain changes to your Contract. Examples of the changes we may make include: (i) operating the Separate Account in any form permitted by law; (ii) taking any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted; (iii) transferring any assets in a Division to another Division, or to one or more Separate Accounts, or to our general account, or adding, combining or removing Divisions in the Separate Account; (iv) substituting Portfolio shares in any Division, with the shares of another class of Brighthouse Trust I, Brighthouse Trust II, or the shares of another investment company or any other investment permitted by law; (v) changing the way we assess charges, but without increasing the maximum aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Contracts; and (vi) making any necessary technical changes in the Contracts in order to conform with any of the above-described actions.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Investment Risk
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios).●Each investment option (including any Fixed Interest Account investment option) will have its own unique risks.●You should review these investment options before making an investment decision.●Subject to certain limitations, if your Account Value falls below the minimum Account Value or is not sufficient to pay the Contract charges, we may terminate your Contract.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolios You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Contract Termination
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Value or is not sufficient to pay the Contract charges, we may terminate your Deferred Annuity.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Risks Associated with the Company
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits, including any death benefit, are subject to the financial strength and claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Conflicts of Interest
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer You a new contract in place of the one You own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for You to purchase the new contract rather than continue to own your existing Contract.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Suitability
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan. Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Taxation Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Taxation Risk. Although the provisions of the Internal Revenue Code (the “Code”) relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult their own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Cybersecurity
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Pandemics and Other Public Health Issues and Other Events
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Pandemics and Other Public Health Issues and Other Events. Pandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Terrorism and Security Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Terrorism and Security Risks. The continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Enhanced Preference Plus® Account Variable Annuity Contracts (EPPA) | Technology Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Technology Risk. Our business operations rely on functioning and secure information systems, including those of our vendors and other third parties. Technological changes present us with new or intensified challenges, and if we are unable to foresee or adapt to these changes, our business may be adversely affected. Technological changes may affect our business model and how we interact with our customers. The growth and availability of AI technologies, including generative AI, presents significant opportunities but also complex challenges; these include balancing and mitigating potential risks of harm posed by the development or deployment of AI technologies, as well as implementing and maintaining controls reasonably designed to ensure compliance with an increasingly complex AI regulatory landscape, with evolving requirements that may vary across jurisdictions. We may fail to adopt new technologies as effectively or efficiently as others, leading to competitive harm. If we are unable to update our business model to match evolving consumer preferences or the evolving technological landscape, we may be adversely affected. New technologies may impact the configuration of our information systems, and how they connect with those of our vendors, service providers and/or partners. Such technological developments may introduce or uncover information security vulnerabilities, which may result in breaches, increased costs associated with maintaining appropriate data privacy, data protection, and cybersecurity measures, enforcement actions against us by regulators or other outcomes that may adversely impact our operations or business. In addition, any such vulnerability that results in a security breach or failure of our information systems, or those of third parties on which we rely, may result in litigation, regulatory action, negative impacts to our business operations, and reputational harm
Financial Freedom Account Variable Annuity Contracts
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes. Withdrawal Charges are calculated as a percentage of amounts allocated to the Fixed Interest Account during the pay-in phase. A
Withdrawal Charge of up to 7.00% may be assessed on any amounts withdrawn from the Fixed Interest Account that were allocated to the Fixed Interest Account less than 8 years before the date of the withdrawal.
For example, if You allocate $100,000 to the Fixed Interest Account and withdraw that money during the first year that it is allocated to the Fixed Interest Account, You will pay a Withdrawal Charge of
$7,000.
Fees
Are There Transaction Charges?	Yes. Loans will be charged an initial set-up fee and a loan maintenance fee (these fees may be waived or reduced for certain Plans). The Loan Initiation Fee is $75. The Loan Maintenance Fee is $50.	Fees
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	0.95%(1)	0.95%(1)
	Investment options (Portfolio fees and expenses)	0.25%(2)	1.28%(2)
(1) As a percentage of your Account Balance in the Separate Account. (2) As a percentage of average daily net assets of the Portfolio.
Because your Contract is customizable, the choices You make affect how much You will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,137	$2,019
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio fees and expenses
●No optional benefits
●No sales charges
●No additional purchase
payments, transfers or
withdrawals
Assumes: ●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of Portfolio fees and expenses ●No sales charges ●No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. Withdrawal Charges are calculated as a percentage of amounts allocated to the Fixed Interest Account during the pay-in phase. A
Withdrawal Charge of up to 7.00% may be assessed on any amounts withdrawn from the Fixed Interest Account that were allocated to the Fixed Interest Account less than 8 years before the date of the withdrawal.
For example, if You allocate $100,000 to the Fixed Interest Account and withdraw that money during the first year that it is allocated to the Fixed Interest Account, You will pay a Withdrawal Charge of
$7,000.
Fees

Surrender Charge Phaseout Period, Years | yr	8
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Are There Transaction Charges?	Yes. Loans will be charged an initial set-up fee and a loan maintenance fee (these fees may be waived or reduced for certain Plans). The Loan Initiation Fee is $75. The Loan Maintenance Fee is $50.	Fees

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	0.95%(1)	0.95%(1)
	Investment options (Portfolio fees and expenses)	0.25%(2)	1.28%(2)
(1) As a percentage of your Account Balance in the Separate Account. (2) As a percentage of average daily net assets of the Portfolio.
Because your Contract is customizable, the choices You make affect how much You will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,137	$2,019
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio fees and expenses
●No optional benefits
●No sales charges
●No additional purchase
payments, transfers or
withdrawals
Assumes: ●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of Portfolio fees and expenses ●No sales charges ●No additional purchase payments, transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.95%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.95%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.25%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.28%
Base Contract (N-4) Footnotes [Text Block]	(1) As a percentage of your Account Balance in the Separate Account.
Investment Options Footnotes [Text Block]	(2) As a percentage of average daily net assets of the Portfolio.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost:	Highest Annual Cost:
$1,137	$2,019
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio fees and expenses
●No optional benefits
●No sales charges
●No additional purchase
payments, transfers or
withdrawals
Assumes: ●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of Portfolio fees and expenses ●No sales charges ●No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,137
Highest Annual Cost [Dollars]	$ 2,019
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
●Amounts withdrawn from the Contract may result in surrender charges, tax and tax penalties.
●An Early Withdrawal Charge may apply if You withdraw amounts from the Fixed Interest Account that were allocated to the Fixed
Interest Account less than 8 years before the date of the
withdrawal. Withdrawal Charges will reduce the value of your
Contract if You withdraw money during that time.
●The benefits of tax deferral means that the Contract is more beneficial to investors with a long time horizon.
●Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them. You may also have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
●Each investment option (including any Fixed Interest Account investment option) will have its own unique risks.
●You should review these investment options before making an investment decision.
●Subject to certain limitations, if your Account Value falls below the minimum Account Value or is not sufficient to pay the
Contract charges, we may terminate your Contract.
Principal Risks of Investing in the Contract
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Interest
Account), guarantees, or benefits, including any death benefit, are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request or by visiting https://www.metlife.com/about-us/
corporate-profile/ratings.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Yes. We do not charge a fee for transfers of Account Value among Divisions or between the Divisions and the Fixed Interest Account.Some benefits impose restrictions and limitations on your choice of Portfolios. The restrictions and requirements could result in You missing out on some or all positive investment performance by certain Portfolios. This means your opportunity for investment gains may be limited. We may change these restrictions in the future. We reserve the right to add, remove or substitute Portfolios.The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
Key Information, Benefit Restrictions [Text Block]	No.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.●There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA).●If your Contract was purchased through a tax-qualified plan or IRA, withdrawals will be subject to ordinary income tax. If your Contract is not tax-qualified, earnings on your Contract will be subject to ordinary income tax when You withdraw them. You may also have to pay a penalty if You take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer You a new contract in place of the one You own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for You to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	FEESThe following tables describe the fees and expenses You will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer Account Value between investment options. State premium taxes may also be deducted.Transaction Fees
Withdrawal Charge(1) (as a percentage of amounts withdrawn from the Fixed Interest Account during the pay-in phase)	7%
Loan Initiation Fee(2)	$75
Premium Tax Charges(3)	3.50%
(1)An Early Withdrawal Charge of up to 7% may be imposed on withdrawals made from amounts allocated to the Fixed Interest Account. The Early Withdrawal Charges imposed depends on the Plan in which You participate. Please refer to your certificate for the Withdrawal Charges that would apply to You. No Early Withdrawal Charge is imposed on withdrawals from the Divisions of the Separate Account.(2)This fee may be waived or reduced for certain Plans.(3)Premium taxes, if applicable, depend on the Contract You purchased and state and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).The next table describes the fees and expenses that You will pay each year during the time that You own the Contract (not including Portfolio fees and expenses).Annual Contract Expenses
Base Contract Expenses(1) (as a percentage of your average Account Value in the Separate Account)	0.95%
Annual Loan Maintenance Fee (per loan outstanding)(2)	$50
(1)Pursuant to the terms of the Contract, our total Base Contract Expenses will not exceed 0.95% of your average balance in the Divisions.(2)The fee may be waived or reduced for certain Plans. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.The next table shows the minimum and maximum total operating expenses charged by the Portfolios that You may pay periodically during the time that You own the Contract. Expenses may change over time and may be higher or lower in the future. A complete list of Portfolios available under the Contract, including their annual expenses, may be found in “Appendix A - Investment Options Available Under the Contract” at the back of this Prospectus.Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of daily net assets) Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.25%	1.28%
ExampleThis example is intended to help You compare the cost of investing in the Divisions with the cost of investing in other variable annuity contracts. These costs include the Transaction Fees, the Annual Contract Expenses and the Annual Portfolio Company Expenses.This example assumes all Account Value is allocated to the Divisions. Your costs could differ from those shown below if You invest in the Fixed Interest Account. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $100,000 investment in the Separate Account of the Contract for the time periods indicated. Your actual costs may be higher or lower.Assumptions:●You bear the Minimum or Maximum Annual Portfolio Company Expenses (without reimbursement and/or waiver of expenses);●There is a maximum Separate Account charge of 0.95%; and●The underlying Portfolio earns a 5% annual return.Based on these assumptions, your charges would be:
Transaction Expenses [Table Text Block]	Transaction Fees
Withdrawal Charge(1) (as a percentage of amounts withdrawn from the Fixed Interest Account during the pay-in phase)	7%
Loan Initiation Fee(2)	$75
Premium Tax Charges(3)	3.50%
(1)An Early Withdrawal Charge of up to 7% may be imposed on withdrawals made from amounts allocated to the Fixed Interest Account. The Early Withdrawal Charges imposed depends on the Plan in which You participate. Please refer to your certificate for the Withdrawal Charges that would apply to You. No Early Withdrawal Charge is imposed on withdrawals from the Divisions of the Separate Account.(2)This fee may be waived or reduced for certain Plans.(3)Premium taxes, if applicable, depend on the Contract You purchased and state and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).
Deferred Sales Load (of Other Amount), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	An Early Withdrawal Charge of up to 7% may be imposed on withdrawals made from amounts allocated to the Fixed Interest Account. The Early Withdrawal Charges imposed depends on the Plan in which You participate. Please refer to your certificate for the Withdrawal Charges that would apply to You. No Early Withdrawal Charge is imposed on withdrawals from the Divisions of the Separate Account.
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Base Contract Expenses(1) (as a percentage of your average Account Value in the Separate Account)	0.95%
Annual Loan Maintenance Fee (per loan outstanding)(2)	$50
(1)Pursuant to the terms of the Contract, our total Base Contract Expenses will not exceed 0.95% of your average balance in the Divisions.(2)The fee may be waived or reduced for certain Plans. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.95%
Base Contract Expense, Footnotes [Text Block]	Pursuant to the terms of the Contract, our total Base Contract Expenses will not exceed 0.95% of your average balance in the Divisions.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of daily net assets) Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.25%	1.28%

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses (as a percentage of daily net assets)Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.25%
Portfolio Company Expenses Maximum [Percent]	1.28%
Surrender Example [Table Text Block]	Example
	1 Year	3 Years	5 Years	10 Years
If You surrender, annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$2,230	$6,878	$11,787	$25,298
Minimum	$1,200	$3,739	$6,475	$14,276

Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,230
Surrender Expense, 1 Year, Minimum [Dollars]	1,200
Surrender Expense, 3 Years, Maximum [Dollars]	6,878
Surrender Expense, 3 Years, Minimum [Dollars]	3,739
Surrender Expense, 5 Years, Maximum [Dollars]	11,787
Surrender Expense, 5 Years, Minimum [Dollars]	6,475
Surrender Expense, 10 Years, Maximum [Dollars]	25,298
Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,276
Annuitize Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
If You surrender, annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$2,230	$6,878	$11,787	$25,298
Minimum	$1,200	$3,739	$6,475	$14,276

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,230
No Surrender Expense, 1 Year, Minimum [Dollars]	1,200
No Surrender Expense, 3 Years, Maximum [Dollars]	6,878
No Surrender Expense, 3 Years, Minimum [Dollars]	3,739
No Surrender Expense, 5 Years, Maximum [Dollars]	11,787
No Surrender Expense, 5 Years, Minimum [Dollars]	6,475
No Surrender Expense, 10 Years, Maximum [Dollars]	25,298
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,276
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE CONTRACTInvesting in the Contract involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this Prospectus.Market Risk. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal.Early Withdrawal Risk. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If You withdraw early, You may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if You are younger than age 59 1∕2. An Early Withdrawal Charge of up to 7% may apply to any amounts allocated to the Fixed Interest Account less than 8 years before the date of the withdrawal. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral also mean that the Contract is more beneficial to investors with a long time horizon.Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolios You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus.Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Value or is not sufficient to pay the Contract charges, we may terminate your Deferred Annuity.Insurance Company Risk. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits, including any death benefit are subject to the financial strength and claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.Contract Changes Risk. Subject to applicable law, we have the right to make certain changes to your Contract. Examples of the changes we may make include: (i) operating the Separate Account in any form permitted by law; (ii) taking any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted; (iii) transferring any assets in a Division to another Division, or to one or more Separate Accounts, or to our general account, or adding, combining or removing Divisions in the Separate Account; (iv) substituting Portfolio shares in any Division, with the shares of another class of Brighthouse Trust I, Brighthouse Trust II, or the shares of another investment company or any other investment permitted by law; (v) changing the way we assess charges, but without increasing the maximum aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Contracts; and (vi) making any necessary technical changes in the Contracts in order to conform with any of the above-described actions.Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer You a new contract in place of the one You own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for You to purchase the new contract rather than continue to own your existing Contract.Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan. Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.Taxation Risk. Although the provisions of the Internal Revenue Code (the “Code”) relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult their own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.Pandemics and Other Public Health Issues and Other Events. Pandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.Technology Risk. Our business operations rely on functioning and secure information systems, including those of our vendors and other third parties. Technological changes present us with new or intensified challenges, and if we are unable to foresee or adapt to these changes, our business may be adversely affected. Technological changes may affect our business model and how we interact with our customers. The growth and availability of AI technologies, including generative AI, presents significant opportunities but also complex challenges; these include balancing and mitigating potential risks of harm posed by the development or deployment of AI technologies, as well as implementing and maintaining controls reasonably designed to ensure compliance with an increasingly complex AI regulatory landscape, with evolving requirements that may vary across jurisdictions. We may fail to adopt new technologies as effectively or efficiently as others, leading to competitive harm. If we are unable to update our business model to match evolving consumer preferences or the evolving technological landscape, we may be adversely affected. New technologies may impact the configuration of our information systems, and how they connect with those of our vendors, service providers and/or partners. Such technological developments may introduce or uncover information security vulnerabilities, which may result in breaches, increased costs associated with maintaining appropriate data privacy, data protection, and cybersecurity measures, enforcement actions against us by regulators or other outcomes that may adversely impact our operations or business. In addition, any such vulnerability that results in a security breach or failure of our information systems, or those of third parties on which we rely, may result in litigation, regulatory action, negative impacts to our business operations, and reputational harm.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	BENEFITS AVAILABLE UNDER THE DEFERRED CONTRACTThe following table summarizes information about the benefits available under the Contract:
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Basic Death Benefit
If You die during the
pay-in phase, the
Contract’s Death
benefit will not be less
than the greatest of:
(1) your Account Value;
(2) your highest
Account Value as of
December 31 following
the end of your fifth
Contract Year and at
the end of every other
five year period. In any
case, less any later
partial withdrawals
fees and charges; or (3)
the total of all of your
purchase payments less
any partial
withdrawals, fees and
charges.
In each case, we
deduct the amount of
any outstanding loans
from the death benefit.
		Standard	None	●Withdrawals or loans could significantly reduce the benefit.
The Equity Generator®	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.	Standard	None	●Benefit limits available investment options. ●If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Systematic Withdrawal Program	Automatically withdraws a specific dollar amount or a percentage of your Account Balance at a frequency of your choice each Contract Year.	Standard	None
●Not available in all
states.
●Income taxes, tax
penalties and
Withdrawal Charges
may apply to your
withdrawals.
●Subject to our
required minimums
and administrative
restrictions.
●Not available in
conjunction with any
automated
investment strategy.

*The availability of certain benefits may vary by employer and type of Annuity.
Benefits Available [Table Text Block]
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Basic Death Benefit
If You die during the
pay-in phase, the
Contract’s Death
benefit will not be less
than the greatest of:
(1) your Account Value;
(2) your highest
Account Value as of
December 31 following
the end of your fifth
Contract Year and at
the end of every other
five year period. In any
case, less any later
partial withdrawals
fees and charges; or (3)
the total of all of your
purchase payments less
any partial
withdrawals, fees and
charges.
In each case, we
deduct the amount of
any outstanding loans
from the death benefit.
		Standard	None	●Withdrawals or loans could significantly reduce the benefit.
The Equity Generator®	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.	Standard	None	●Benefit limits available investment options. ●If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Systematic Withdrawal Program	Automatically withdraws a specific dollar amount or a percentage of your Account Balance at a frequency of your choice each Contract Year.	Standard	None
●Not available in all
states.
●Income taxes, tax
penalties and
Withdrawal Charges
may apply to your
withdrawals.
●Subject to our
required minimums
and administrative
restrictions.
●Not available in
conjunction with any
automated
investment strategy.

Operation of Benefit [Text Block]	Pay-Out Options (or Income Options)You may convert your Deferred Annuity into a regular stream of income after your “pay-in” or “accumulation” phase. The pay-out phase is often referred to as “annuitizing” your Contract. When You select your Pay-Out Option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a Pay-Out Option, we withdraw some or all of your Account Value (less any premium taxes, outstanding loans and applicable Contract fees), then we apply the net amount to the option. (See “Federal Tax Considerations” for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. The variable Pay-Out Option may not be available in all states.When considering a Pay-Out Option, You should think about whether You want:●Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;●A fixed dollar payment or a variable payment; or ●A refund feature. Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (Annuitants) will also be considered. For example, if You select a Pay-Out Option guaranteeing payments for your lifetime and your spouse’s lifetime, your payments will typically be lower than if You select a Pay-Out Option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which You will receive your income payments. If You do not tell us otherwise, your Fixed Interest Account Value will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable Pay-Out Option.You can change or extend the date income payments begin at any time before the date specified in the Contract with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).Please be aware that once your Contract is annuitized, You are ineligible to receive the death benefit. In addition, once your Contract is fully annuitized, You will not be able to withdraw any Account Value.Because the features of variable Pay-Out Options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the “Income Annuities” heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	APPENDIX A — INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTThe following is a list of Portfolios available. More information about the Portfolios are available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/PUFT/MET000210. You can also request this information at no cost by calling (833) 642-1008, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits You choose, You may not be able to invest in certain Portfolio, as described below. If your annuity was issued in connection with an employer plan, You should check with Your employer as to which Portfolios are available under your Contract.The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance. *The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.§Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.††Effective May 1, 2026, the American Funds Global Small Capitalization Fund changed its name to American Funds SMALLCAP World Fund®.The Equity Generator®: In addition to the Fixed Interest Account this Automated Strategy may also use the:MetLife Stock Index Division
Frontier Mid Cap Growth Division.Fixed Option The following is information on the Fixed Interest Account currently available under the Contract. We reserve the right to restrict purchase payments and transfers to the Fixed Interest Account when the yield on investments is not expected to support the Minimum Guaranteed Interest Rate. We will provide you with written notice before doing so.
Name	Term	Minimum Guaranteed Interest Rate*
Fixed Interest Account	Initial Interest Rate Term: begins on each calendar quarter and will be credited from the date amounts are allocated to the Fixed Interest Account until the last day of the same calendar quarter of the following year. Renewal Rate Term: 12 months	3%
*The Minimum Guaranteed Interest Rate Varies by Contract and may be higher than the minimum guaranteed interest rate shown. Check your Contract for the Minimum Guaranteed Interest Rate that applies to your Fixed Interest Account Option.
Variable Option [Line Items]
Prospectuses Available [Text Block]
Withdrawal Charge(1) (as a percentage of amounts withdrawn from the Fixed Interest Account during the pay-in phase)	7%
Loan Initiation Fee(2)	$75
Premium Tax Charges(3)	3.50%
The following is a list of Portfolios available. More information about the Portfolios are available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/PUFT/MET000210. You can also request this information at no cost by calling (833) 642-1008, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits You choose, You may not be able to invest in certain Portfolio, as described below. If your annuity was issued in connection with an employer plan, You should check with Your employer as to which Portfolios are available under your Contract.The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.58%	20.24%	13.37%	17.97%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.53%	18.06%	13.90%	13.92%
Global Equity	American Funds SMALLCAP World Fund®*†† - Class 2 Capital Research and Management CompanySM	0.90%	14.64%	0.49%	7.23%
US Fixed Income	American Funds The Bond Fund of America* - Class 2 Capital Research and Management CompanySM	0.47%	7.26%	-0.14%	2.36%
Allocation	American Funds® Aggressive Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.99%	19.90%	9.30%	10.88%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.96%	17.02%	7.26%	8.99%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.95%	14.46%	5.71%	7.30%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.74%	19.31%	0.96%	7.62%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	7.95%	-0.17%	2.38%
US Equity	BlackRock Capital Appreciation Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.71%	13.02%	10.90%	15.63%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.71%	17.41%	8.91%	10.97%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class A Brighthouse Investment Advisers, LLC	0.68%	9.47%	2.32%	4.22%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.66%	11.75%	4.10%	5.95%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.66%	13.96%	5.80%	7.73%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.68%	15.91%	7.42%	9.49%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.78%	1.82%	7.04%	8.32%
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.75%	5.25%	2.14%	2.23%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	12.67%	7.45%	9.41%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	7.83%	8.29%	10.73%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	15.91%	12.30%	13.62%
Sector	CBRE Global Real Estate Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.81%	6.94%	4.15%	4.06%
US Equity	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC	0.46%	19.02%	12.51%	11.60%
Target Date	Freedom 2020 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.69%	12.99%	4.57%	7.11%
Target Date	Freedom 2025 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.71%	14.23%	5.25%	7.75%
Target Date	Freedom 2030 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.74%	15.16%	5.98%	8.61%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
Target Date	Freedom 2035 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.78%	16.42%	7.28%	9.72%
Target Date	Freedom 2040 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.82%	18.44%	8.73%	10.59%
Target Date	Freedom 2045 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.53%	9.16%	10.82%
Target Date	Freedom 2050 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.50%	9.15%	10.81%
Target Date	Freedom 2055 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.53%	9.16%	—
Target Date	Freedom 2060 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.53%	9.17%	—
Target Date	Freedom 2065 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.52%	9.16%	—
Target Date	Freedom 2070 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.59%	—	—
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.69%	5.16%	3.79%	10.15%
US Fixed Income	Government Money Market Portfolio - Initial Class Fidelity Management & Research Company LLC	0.25%	4.13%	3.10%	2.03%
US Equity	Growth Portfolio - Initial Class Fidelity Management & Research Company LLC	0.55%	14.92%	13.70%	17.45%
International Equity	Harris Oakmark International Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.87%	32.98%	6.56%	6.84%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	15.88%	7.56%	11.28%
US Equity	Invesco Small Cap Growth Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.89%	5.93%	-0.81%	9.11%
US Fixed Income	Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company LLC	0.37%	7.22%	0.02%	2.71%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	14.04%	10.28%	16.71%
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.04%	12.59%	6.25%	9.22%
US Equity	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	15.21%	15.06%	14.19%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.90%	5.29%	7.44%	9.43%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.89%	4.03%	2.54%	10.12%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	7.04%	-0.64%	1.75%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	7.19%	8.81%	10.43%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.37%	31.02%	8.62%	8.04%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	17.59%	14.13%	14.53%
International Equity	MFS® Research International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.56%	22.72%	5.80%	7.83%
Allocation	MFS® Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.62%	11.11%	6.42%	7.65%
US Equity	MFS® Value Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.73%	13.11%	9.95%	10.10%
US Equity	MFS® Value Portfolio*§ - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	13.29%	10.11%	10.27%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.65%	13.55%	-5.58%	14.29%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	-4.57%	2.86%	9.12%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.28%	7.84%	1.26%	3.19%
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.58%	9.21%	0.19%	2.55%
Allocation	State Street Moderate ETF Portfolio - Class E (formerly known as SSGA Growth and Income ETF Portfolio - Class E) Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.65%	16.93%	7.30%	7.96%
Allocation	State Street Moderately Aggressive ETF Portfolio - Class E (formerly known as SSGA Growth ETF Portfolio - Class E) Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.68%	19.29%	9.11%	9.41%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.56%	15.70%	9.64%	14.39%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. is the subadviser T. Rowe Price Investment Management, Inc. is the sub-subadviser	0.70%	3.75%	4.08%	10.05%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.51%	10.30%	5.75%	10.88%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.60%	2.51%	9.90%	9.86%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.57%	9.07%	1.42%	4.03%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.50%	7.07%	0.59%	1.82%

Temporary Fee Reductions, Current Expenses [Text Block]	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed Option The following is information on the Fixed Interest Account currently available under the Contract. We reserve the right to restrict purchase payments and transfers to the Fixed Interest Account when the yield on investments is not expected to support the Minimum Guaranteed Interest Rate. We will provide you with written notice before doing so.
Name	Term	Minimum Guaranteed Interest Rate*
Fixed Interest Account	Initial Interest Rate Term: begins on each calendar quarter and will be credited from the date amounts are allocated to the Fixed Interest Account until the last day of the same calendar quarter of the following year. Renewal Rate Term: 12 months	3%
*The Minimum Guaranteed Interest Rate Varies by Contract and may be higher than the minimum guaranteed interest rate shown. Check your Contract for the Minimum Guaranteed Interest Rate that applies to your Fixed Interest Account Option.
Investment Option Restrictions [Line Items]
Investment Option Available Benefits [Table Text Block]	The Equity Generator®: In addition to the Fixed Interest Account this Automated Strategy may also use the:MetLife Stock Index Division Frontier Mid Cap Growth Division.
Financial Freedom Account Variable Annuity Contracts | American Funds Growth Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
Financial Freedom Account Variable Annuity Contracts | American Funds Growth-Income Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	13.92%
Financial Freedom Account Variable Annuity Contracts | American Funds SMALLCAP World Fund® - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.64%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	7.23%
Financial Freedom Account Variable Annuity Contracts | American Funds The Bond Fund of America - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America* - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	7.26%
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
Financial Freedom Account Variable Annuity Contracts | American Funds Aggressive Allocation Portfolio - Class C
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Aggressive Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Financial Freedom Account Variable Annuity Contracts | American Funds Balanced Allocation Portfolio - Class C
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Balanced Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	8.99%
Financial Freedom Account Variable Annuity Contracts | American Funds Moderate Allocation Portfolio - Class C
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Moderate Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	14.46%
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Financial Freedom Account Variable Annuity Contracts | Baillie Gifford International Stock Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Baillie Gifford International Stock Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Baillie Gifford Overseas Limited
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	19.31%
Average Annual Total Returns, 5 Years [Percent]	0.96%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Financial Freedom Account Variable Annuity Contracts | BlackRock Bond Income Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	2.38%
Financial Freedom Account Variable Annuity Contracts | BlackRock Capital Appreciation Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	13.02%
Average Annual Total Returns, 5 Years [Percent]	10.90%
Average Annual Total Returns, 10 Years [Percent]	15.63%
Financial Freedom Account Variable Annuity Contracts | Brighthouse Asset Allocation 100 Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.41%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	10.97%
Financial Freedom Account Variable Annuity Contracts | Brighthouse Asset Allocation 20 Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.47%
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Financial Freedom Account Variable Annuity Contracts | Brighthouse Asset Allocation 40 Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	4.10%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Financial Freedom Account Variable Annuity Contracts | Brighthouse Asset Allocation 60 Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	13.96%
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Financial Freedom Account Variable Annuity Contracts | Brighthouse Asset Allocation 80 Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 80 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	9.49%
Financial Freedom Account Variable Annuity Contracts | Brighthouse Artisan Mid Cap Value Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	1.82%
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	8.32%
Financial Freedom Account Variable Annuity Contracts | BrighthouseFranklin Low Duration Total Return Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	5.25%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	2.23%
Financial Freedom Account Variable Annuity Contracts | BrighthouseWellington Balanced Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse/Wellington Balanced Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	12.67%
Average Annual Total Returns, 5 Years [Percent]	7.45%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Financial Freedom Account Variable Annuity Contracts | Brighthouse Wellington Core Equity Opportunities Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	10.73%
Financial Freedom Account Variable Annuity Contracts | Brighthouse Wellington Large Cap Research Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Wellington Large Cap Research Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	13.62%
Financial Freedom Account Variable Annuity Contracts | CBRE Global Real Estate Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	4.15%
Average Annual Total Returns, 10 Years [Percent]	4.06%
Financial Freedom Account Variable Annuity Contracts | Equity-Income Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Equity-Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.60%
Financial Freedom Account Variable Annuity Contracts | Freedom 2020 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2020 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	7.11%
Financial Freedom Account Variable Annuity Contracts | Freedom 2025 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2025 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Financial Freedom Account Variable Annuity Contracts | Freedom 2030 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2030 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.16%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Financial Freedom Account Variable Annuity Contracts | Freedom 2035 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2035 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Financial Freedom Account Variable Annuity Contracts | Freedom 2040 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2040 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Financial Freedom Account Variable Annuity Contracts | Freedom 2045 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2045 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	10.82%
Financial Freedom Account Variable Annuity Contracts | Freedom 2050 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2050 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.50%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Financial Freedom Account Variable Annuity Contracts | Freedom 2055 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2055 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Financial Freedom Account Variable Annuity Contracts | Freedom 2060 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2060 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Financial Freedom Account Variable Annuity Contracts | Freedom 2065 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2065 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Financial Freedom Account Variable Annuity Contracts | Freedom 2070 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2070 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Financial Freedom Account Variable Annuity Contracts | Frontier Mid Cap Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Frontier Mid Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	5.16%
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	10.15%
Financial Freedom Account Variable Annuity Contracts | Growth Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Growth Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	14.92%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	17.45%
Financial Freedom Account Variable Annuity Contracts | Harris Oakmark International Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	32.98%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Financial Freedom Account Variable Annuity Contracts | Invesco Global Equity Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Financial Freedom Account Variable Annuity Contracts | Invesco Small Cap Growth Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	5.93%
Average Annual Total Returns, 5 Years [Percent]	(0.81%)
Average Annual Total Returns, 10 Years [Percent]	9.11%
Financial Freedom Account Variable Annuity Contracts | Investment Grade Bond Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Investment Grade Bond Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	2.71%
Financial Freedom Account Variable Annuity Contracts | Jennison Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Jennison Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	14.04%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	16.71%
Financial Freedom Account Variable Annuity Contracts | Loomis Sayles Global Allocation Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Loomis Sayles Global Allocation Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.59%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Financial Freedom Account Variable Annuity Contracts | Loomis Sayles Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	15.21%
Average Annual Total Returns, 5 Years [Percent]	15.06%
Average Annual Total Returns, 10 Years [Percent]	14.19%
Financial Freedom Account Variable Annuity Contracts | Loomis Sayles Small Cap Core Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Small Cap Core Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	5.29%
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	9.43%
Financial Freedom Account Variable Annuity Contracts | Loomis Sayles Small Cap Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Small Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.03%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Financial Freedom Account Variable Annuity Contracts | MetLife Aggregate Bond Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	7.04%
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	1.75%
Financial Freedom Account Variable Annuity Contracts | MetLife Mid Cap Stock Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Mid Cap Stock Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	10.43%
Financial Freedom Account Variable Annuity Contracts | MetLife MSCI EAFE Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	31.02%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Financial Freedom Account Variable Annuity Contracts | MetLife Russell 2000 Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	9.55%
Financial Freedom Account Variable Annuity Contracts | MetLife Stock Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.59%
Average Annual Total Returns, 5 Years [Percent]	14.13%
Average Annual Total Returns, 10 Years [Percent]	14.53%
Financial Freedom Account Variable Annuity Contracts | MFS Research International Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® Research International Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	22.72%
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Financial Freedom Account Variable Annuity Contracts | MFS Total Return Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	7.65%
Financial Freedom Account Variable Annuity Contracts | MFS Value Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MFS® Value Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	13.11%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Financial Freedom Account Variable Annuity Contracts | MFS Value Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MFS® Value Portfolio*§ - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	13.29%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	10.27%
Financial Freedom Account Variable Annuity Contracts | Morgan Stanley Discovery Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Morgan Stanley Discovery Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	13.55%
Average Annual Total Returns, 5 Years [Percent]	(5.58%)
Average Annual Total Returns, 10 Years [Percent]	14.29%
Financial Freedom Account Variable Annuity Contracts | Neuberger Berman Genesis Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(4.57%)
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Financial Freedom Account Variable Annuity Contracts | PIMCO Inflation Protected Bond Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	PIMCO Inflation Protected Bond Portfolio - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	7.84%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	3.19%
Financial Freedom Account Variable Annuity Contracts | PIMCO Total Return Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	0.19%
Average Annual Total Returns, 10 Years [Percent]	2.55%
Financial Freedom Account Variable Annuity Contracts | State Street Moderate ETF Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	State Street Moderate ETF Portfolio - Class E (formerly known as SSGA Growth and Income ETF Portfolio - Class E)
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	7.96%
Financial Freedom Account Variable Annuity Contracts | State Street Moderately Aggressive ETF Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	State Street Moderately Aggressive ETF Portfolio - Class E (formerly known as SSGA Growth ETF Portfolio - Class E)
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	19.29%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Financial Freedom Account Variable Annuity Contracts | T Rowe Price Large Cap Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	14.39%
Financial Freedom Account Variable Annuity Contracts | T Rowe Price Mid Cap Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Mid Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc. is the subadviserT. Rowe Price Investment Management, Inc. is the sub-subadviser
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	3.75%
Average Annual Total Returns, 5 Years [Percent]	4.08%
Average Annual Total Returns, 10 Years [Percent]	10.05%
Financial Freedom Account Variable Annuity Contracts | T Rowe Price Small Cap Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Small Cap Growth Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	10.30%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Financial Freedom Account Variable Annuity Contracts | Victory Sycamore Mid Cap Value Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Victory Sycamore Mid Cap Value Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	2.51%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	9.86%
Financial Freedom Account Variable Annuity Contracts | Western Asset Management Strategic Bond Opportunities Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	1.42%
Average Annual Total Returns, 10 Years [Percent]	4.03%
Financial Freedom Account Variable Annuity Contracts | Western Asset Management US Government Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Western Asset Management U.S. Government Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	1.82%
Financial Freedom Account Variable Annuity Contracts | Government Money Market Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Government Money Market Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	4.13%
Average Annual Total Returns, 5 Years [Percent]	3.10%
Average Annual Total Returns, 10 Years [Percent]	2.03%
Financial Freedom Account Variable Annuity Contracts | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Basic Death Benefit
Purpose of Benefit [Text Block]	If You die during the pay-in phase, the Contract’s Death benefit will not be less than the greatest of:(1) your Account Value;(2) your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals fees and charges; or (3) the total of all of your purchase payments less any partial withdrawals, fees and charges.In each case, we deduct the amount of any outstanding loans from the death benefit.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Withdrawals or loans could significantly reduce the benefit.
Name of Benefit [Text Block]	Basic Death Benefit
Operation of Benefit [Text Block]	Death BenefitOne of the insurance guarantees we provide You under your Deferred Annuity is that your Beneficiaries will be protected during the “pay-in” phase against market downturns. You name your Beneficiary(ies).The death benefit your Beneficiary receives will be the greatest of:●Your Account Value; ●Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals fees and charges; or ●The total of all of your purchase payments less any partial withdrawals, fees and charges.In each case, we deduct the amount of any outstanding loans from the death benefit.The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary, if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risks.If we are notified of your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we may cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method.Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.Subject to the minimum amount requirements described in “Minimum Size of Your Income Payment,” your Beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a Pay-Out Option offered under your Deferred Annuity. Your Beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.If permitted in the Contract, if the Beneficiary is your spouse, he/she may be substituted as the purchaser of the Deferred Annuities and continue the Contract under the terms and conditions of the Contract that applied prior to the Owner’s death, with certain exceptions described in the Contract. In that case, the Account Value will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Value will be allocated in the same proportions to each balance in a Division and the Fixed Interest Account as each bears to the total Account Value.) If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Value as of December 31 following the end of the fifth Contract Year and every other five-year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable Early Withdrawal Charges will be assessed against future withdrawals.A Beneficiary who is the civil union or domestic partner of the Owner will enjoy the same rights and benefits as the Contract provides to a Beneficiary who is the surviving Spouse of the Owner. However, civil union and domestic partners are not considered Spouse under federal law and therefore will not qualify for the same tax advantages provided to a surviving Spouse under federal tax law.There is no death benefit once the income or pay-out phase begins, however, depending on the Pay-Out Option you select, any remaining guarantee will be paid to your Beneficiary.Total Control AccountThe Beneficiary may elect to have the Contract’s death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.Assets backing the Total Control Account are maintained in our General Account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.
Financial Freedom Account Variable Annuity Contracts | The Equity Generator
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	The Equity Generator®
Purpose of Benefit [Text Block]	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Benefit limits available investment options.●If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
Name of Benefit [Text Block]	The Equity Generator®
Financial Freedom Account Variable Annuity Contracts | The Equity Generator | MetLife Stock Index Portfolio - Class B
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Financial Freedom Account Variable Annuity Contracts | The Equity Generator | Frontier Mid Cap Growth Portfolio - Class D
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Financial Freedom Account Variable Annuity Contracts | Systematic Withdrawal Option
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Automatically withdraws a specific dollar amount or a percentage of your Account Balance at a frequency of your choice each Contract Year.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Not available in all states.●Income taxes, tax penalties and Withdrawal Charges may apply to your withdrawals.●Subject to our required minimums and administrative restrictions.●Not available in conjunction with any automated investment strategy.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Financial Freedom Account Variable Annuity Contracts | Loans
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 75
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	This fee may be waived or reduced for certain Plans.
Optional Benefit Expense, Footnotes [Text Block]	The fee may be waived or reduced for certain Plans. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.
Other Annual Expense, Maximum [Dollars]	$ 50
Item 10. Benefits Available [Line Items]
Optional Benefit Expense, Footnotes [Text Block]	The fee may be waived or reduced for certain Plans. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.
Financial Freedom Account Variable Annuity Contracts | Premium Tax
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Premium taxes, if applicable, depend on the Contract You purchased and state and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).
Financial Freedom Account Variable Annuity Contracts | Fixed Interest Account
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	The Fixed Interest AccountThe Deferred Annuities have a fixed interest rate option called the “Fixed Interest Account.” The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). The interest rate for each amount allocated to the Fixed Interest Account is set by us in advance on the beginning of each calendar quarter (January 1, April 1, etc.). The declared interest rate in effect when an allocation to the Fixed Interest Account is made will be credited from the date it is received until the last day of the same calendar quarter of the following year, at which time a renewal rate will be set. Thereafter, each year a renewal rate will apply to that amount plus the interest previously credited to that amount, as long as the amounts remain in the Fixed Interest Account. The renewal rate will be set by us in advance and will apply for 12 months. Interest will be credited to the Fixed Interest Account on a daily basis. Subject to our transfer rules, You may transfer money into and out of the Fixed Interest Account. For information regarding current interest rates, You may contact our Administrative Office. Information about the Fixed Interest Account, including its name, its term and its minimum guaranteed interest rate is available in Appendix A — Investment Options Available Under the Deferred Annuity — Fixed Option. Your registered representative can tell You the current and minimum interest rates that apply.Because of exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered under the Securities Act of 1933 (the “1933 Act”), and neither the Fixed Interest Account nor our general account has been registered as an investment company under the 1940 Act. The Fixed Interest Account and our general account are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Income Annuities and the variable Pay-Out Options under the Deferred Annuities have a fixed payment option called the “Fixed Income Option.” Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Value allocated to the Fixed Interest Account, interest credited to the Fixed Interest Account, and fixed annuity payments are subject to our financial strength and claims-paying ability.
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Interest Account
Fixed Option Available, Term	12 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	3.00%
Financial Freedom Account Variable Annuity Contracts | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in the Contract, including loss of principal.
Financial Freedom Account Variable Annuity Contracts | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.●Amounts withdrawn from the Contract may result in surrender charges, tax and tax penalties.●An Early Withdrawal Charge may apply if You withdraw amounts from the Fixed Interest Account that were allocated to the Fixed Interest Account less than 8 years before the date of the withdrawal. Withdrawal Charges will reduce the value of your Contract if You withdraw money during that time.●The benefits of tax deferral means that the Contract is more beneficial to investors with a long time horizon.●Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them. You may also have to pay a penalty if You take a withdrawal before age 59 1∕2.
Financial Freedom Account Variable Annuity Contracts | Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal.
Financial Freedom Account Variable Annuity Contracts | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If You withdraw early, You may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if You are younger than age 59 1∕2. An Early Withdrawal Charge of up to 7% may apply to any amounts allocated to the Fixed Interest Account less than 8 years before the date of the withdrawal. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral also mean that the Contract is more beneficial to investors with a long time horizon.
Financial Freedom Account Variable Annuity Contracts | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits, including any death benefit, are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request or by visiting https://www.metlife.com/about-us/corporate-profile/ratings.
Financial Freedom Account Variable Annuity Contracts | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk. Subject to applicable law, we have the right to make certain changes to your Contract. Examples of the changes we may make include: (i) operating the Separate Account in any form permitted by law; (ii) taking any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted; (iii) transferring any assets in a Division to another Division, or to one or more Separate Accounts, or to our general account, or adding, combining or removing Divisions in the Separate Account; (iv) substituting Portfolio shares in any Division, with the shares of another class of Brighthouse Trust I, Brighthouse Trust II, or the shares of another investment company or any other investment permitted by law; (v) changing the way we assess charges, but without increasing the maximum aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Contracts; and (vi) making any necessary technical changes in the Contracts in order to conform with any of the above-described actions.
Financial Freedom Account Variable Annuity Contracts | Investment Risk
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios).●Each investment option (including any Fixed Interest Account investment option) will have its own unique risks.●You should review these investment options before making an investment decision.●Subject to certain limitations, if your Account Value falls below the minimum Account Value or is not sufficient to pay the Contract charges, we may terminate your Contract.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolios You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus.
Financial Freedom Account Variable Annuity Contracts | Contract Termination
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Value or is not sufficient to pay the Contract charges, we may terminate your Deferred Annuity.
Financial Freedom Account Variable Annuity Contracts | Risks Associated with the Company
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits, including any death benefit are subject to the financial strength and claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
Financial Freedom Account Variable Annuity Contracts | Conflicts of Interest
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer You a new contract in place of the one You own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for You to purchase the new contract rather than continue to own your existing Contract.
Financial Freedom Account Variable Annuity Contracts | Suitability
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan. Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.
Financial Freedom Account Variable Annuity Contracts | Taxation Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Taxation Risk. Although the provisions of the Internal Revenue Code (the “Code”) relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult their own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.
Financial Freedom Account Variable Annuity Contracts | Cybersecurity
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
Financial Freedom Account Variable Annuity Contracts | Pandemics and Other Public Health Issues and Other Events
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Pandemics and Other Public Health Issues and Other Events. Pandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.
Financial Freedom Account Variable Annuity Contracts | Terrorism and Security Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Financial Freedom Account Variable Annuity Contracts | Technology Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Technology Risk. Our business operations rely on functioning and secure information systems, including those of our vendors and other third parties. Technological changes present us with new or intensified challenges, and if we are unable to foresee or adapt to these changes, our business may be adversely affected. Technological changes may affect our business model and how we interact with our customers. The growth and availability of AI technologies, including generative AI, presents significant opportunities but also complex challenges; these include balancing and mitigating potential risks of harm posed by the development or deployment of AI technologies, as well as implementing and maintaining controls reasonably designed to ensure compliance with an increasingly complex AI regulatory landscape, with evolving requirements that may vary across jurisdictions. We may fail to adopt new technologies as effectively or efficiently as others, leading to competitive harm. If we are unable to update our business model to match evolving consumer preferences or the evolving technological landscape, we may be adversely affected. New technologies may impact the configuration of our information systems, and how they connect with those of our vendors, service providers and/or partners. Such technological developments may introduce or uncover information security vulnerabilities, which may result in breaches, increased costs associated with maintaining appropriate data privacy, data protection, and cybersecurity measures, enforcement actions against us by regulators or other outcomes that may adversely impact our operations or business. In addition, any such vulnerability that results in a security breach or failure of our information systems, or those of third parties on which we rely, may result in litigation, regulatory action, negative impacts to our business operations, and reputational harm.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA)
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are there Charges or Adjustments for Early Withdrawals?
Yes. Withdrawal Charges are calculated as a percentage of each purchase payment funding the withdrawal during the pay-in phase.
A Withdrawal Charge of up to 7.00% may be assessed on any such purchase payment paid into the Deferred Annuity less than 8 years before the date of its withdrawal.
For example, if You purchase the Contract for $100,000 and
surrender your Contract during the first year, You will pay a
Withdrawal Charge of up to $7,000.
Charges
Are there Transaction Charges?
Yes. You may be charged for transactions such as transferring
Account Value among Divisions and between the Divisions and the
Fixed Interest Account. Loans will incur a $75 loan initiation fee.
The Loan Maintenance Fee is $50. Loan fees may be waived or
reduced for certain Plans.
Charges
Are there Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	1.25%(1)	1.25%(1)
	Portfolio fees and expenses	0.27%(2)	1.28%(2)
(1)
As a percentage of your Account Balance in the Separate
Account. The Base Contract Fee includes 0.03% for the Annual
Contract Fee. For all Contracts, except certain TSA Deferred
Annuities, You pay a $20 annual fee from the Fixed Interest
Account at the end of each Contract Year, if your Account Value is less than $10,000 and if You do not make purchase payments during the year.
(2)
As a percentage of average daily net assets of the Portfolio.

Because your Contract is customizable, the choices You make affect how much You will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:	Fees
$1,446	$2,284
●Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio fees and expenses
●No optional benefits
●No sales charges
●No additional purchase
payments, transfers or
withdrawals
	●Assumes: ●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of Portfolio fees and expenses ●No sales charges ●No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Are there Charges or Adjustments for Early Withdrawals?
Yes. Withdrawal Charges are calculated as a percentage of each purchase payment funding the withdrawal during the pay-in phase.
A Withdrawal Charge of up to 7.00% may be assessed on any such purchase payment paid into the Deferred Annuity less than 8 years before the date of its withdrawal.
For example, if You purchase the Contract for $100,000 and
surrender your Contract during the first year, You will pay a
Withdrawal Charge of up to $7,000.
Charges

Surrender Charge Phaseout Period, Years | yr	8
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Are there Transaction Charges?
Yes. You may be charged for transactions such as transferring
Account Value among Divisions and between the Divisions and the
Fixed Interest Account. Loans will incur a $75 loan initiation fee.
The Loan Maintenance Fee is $50. Loan fees may be waived or
reduced for certain Plans.
Charges

Ongoing Fees and Expenses [Table Text Block]
Are there Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	1.25%(1)	1.25%(1)
	Portfolio fees and expenses	0.27%(2)	1.28%(2)
(1)
As a percentage of your Account Balance in the Separate
Account. The Base Contract Fee includes 0.03% for the Annual
Contract Fee. For all Contracts, except certain TSA Deferred
Annuities, You pay a $20 annual fee from the Fixed Interest
Account at the end of each Contract Year, if your Account Value is less than $10,000 and if You do not make purchase payments during the year.
(2)
As a percentage of average daily net assets of the Portfolio.

Because your Contract is customizable, the choices You make affect how much You will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:	Fees
$1,446	$2,284
●Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio fees and expenses
●No optional benefits
●No sales charges
●No additional purchase
payments, transfers or
withdrawals
	●Assumes: ●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of Portfolio fees and expenses ●No sales charges ●No additional purchase payments, transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.25%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.25%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.27%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.28%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of your Account Balance in the Separate Account. The Base Contract Fee includes 0.03% for the Annual Contract Fee. For all Contracts, except certain TSA Deferred Annuities, You pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year, if your Account Value is less than $10,000 and if You do not make purchase payments during the year.
Investment Options Footnotes [Text Block]	(2) As a percentage of average daily net assets of the Portfolio.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost:	Highest Annual Cost:	Fees
$1,446	$2,284
●Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Portfolio fees and expenses
●No optional benefits
●No sales charges
●No additional purchase
payments, transfers or
withdrawals
	●Assumes: ●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of Portfolio fees and expenses ●No sales charges ●No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,446
Highest Annual Cost [Dollars]	$ 2,284
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Is there a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
●Amounts withdrawn from the Contract may result in surrender charges, tax and tax penalties.
●Withdrawal Charges may apply on any purchase payment paid into the Deferred Annuity less than 8 years before the date of its withdrawal. Withdrawal Charges will reduce the value of your
Contract if You withdraw money during that time.
●The benefits of tax deferral means that the Contract is more beneficial to investors with a long time horizon.
●Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them. You may also have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract
What are the Risks Associated with Investment Options?
●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
●Each investment option (including the Fixed Interest Account investment option) will have its own unique risks.
●You should review these investment options before making an investment decision.
●Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the
Contract charges, we may terminate your Deferred Annuity.
Principal Risks of Investing in the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Interest
Account), guarantees or benefits, including any death benefit, are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request or by visiting https://www.metlife.com/about-us/
corporate-profile/ratings.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	No.
Key Information, Benefit Restrictions [Text Block]	Yes. We may charge a fee for transfers of Account Value among Divisions or between the Divisions and the Fixed Interest Account.Some benefits impose restrictions and limitations on your choice of Portfolios. The restrictions and requirements could result in You missing out on some or all positive investment performance by certain Portfolios. This means your opportunity for investment gains may be limited. We may change these restrictions in the future.We reserve the right to add, remove or substitute Portfolios.The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.●There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA).●If your Contract was purchased through a tax-qualified plan or IRA, withdrawals will be subject to ordinary income tax. If your Contract is not tax-qualified, earnings on your Contract will be subject to ordinary income tax when You withdraw them. You may also have to pay a penalty if You take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer You a new contract in place of the one You own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing Contract, that it is better for You to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	FEESThe following tables describe the fees and expenses You will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer Account Value between investment options. State premium taxes may also be deducted.Transaction Fees
Early Withdrawal Charge (as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1)	7%
Loan Initiation Fee(2)	$75
Premium Tax Charges(3)	3.50%
(1)An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within 8 years of when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:
During Purchase Payment Year	Percentage
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 or Later	0%
There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year You may take the greater of 10% of your Account Value or your purchase payments made 8 years or longer ago free of Early Withdrawal Charges.(2)This fee may be waived or reduced for certain Plans.(3)Premium taxes, if applicable, depend on the Contract You purchased and your home state or jurisdiction and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).The next table describes the fees and expenses that You will pay each year during the time that You own the Contract (not including Portfolio fees and expenses).Annual Contract Expenses
Administrative Expenses(1)	$20
Base Contract Expenses(2) (as a percentage of your average Account Value in the Separate Account)	1.25%
Annual Loan Maintenance Fee (per loan outstanding) (3)	$ 50
(1)The administrative expenses are referred to as the Annual Contract Fee in the Prospectus. The Annual Contract Fee is $20 annually and is charged only against amounts in the Fixed Interest Account. This fee may be waived under certain circumstances.(2)Pursuant to the terms of the Contract, our Base Contract Expenses will not exceed 1.25% of your average balance in the Divisions.(3)This fee may be waived or reduced for certain Plans. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.The next table shows the minimum and maximum total operating expenses charged by the Portfolios that You may pay periodically during the time that You own the Contract. Expenses may change over time and may be higher or lower in the future. A complete list of Portfolios available under the Contract, including their annual expenses, may be found in “Appendix A - Investment Options Available Under the Contract” at the back of this Prospectus.Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average daily net assets) Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.27%	1.28%

Transaction Expenses [Table Text Block]	Transaction Fees
Early Withdrawal Charge (as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1)	7%
Loan Initiation Fee(2)	$75
Premium Tax Charges(3)	3.50%
(1)An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within 8 years of when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:
During Purchase Payment Year	Percentage
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 or Later	0%
There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year You may take the greater of 10% of your Account Value or your purchase payments made 8 years or longer ago free of Early Withdrawal Charges.(2)This fee may be waived or reduced for certain Plans.(3)Premium taxes, if applicable, depend on the Contract You purchased and your home state or jurisdiction and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).
Deferred Sales Load (of Other Amount), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	An Early Withdrawal Charge of up to 7% may apply if You withdraw purchase payments within 8 years of when they were credited to your Deferred Annuity. The charge on purchase payments is calculated according to the following schedule:
During Purchase Payment Year	Percentage
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 or Later	0%
There are times when the Early Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, each Contract Year You may take the greater of 10% of your Account Value or your purchase payments made 8 years or longer ago free of Early Withdrawal Charges.
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Administrative Expenses(1)	$20
Base Contract Expenses(2) (as a percentage of your average Account Value in the Separate Account)	1.25%
Annual Loan Maintenance Fee (per loan outstanding) (3)	$ 50
(1)The administrative expenses are referred to as the Annual Contract Fee in the Prospectus. The Annual Contract Fee is $20 annually and is charged only against amounts in the Fixed Interest Account. This fee may be waived under certain circumstances.(2)Pursuant to the terms of the Contract, our Base Contract Expenses will not exceed 1.25% of your average balance in the Divisions.(3)This fee may be waived or reduced for certain Plans. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.
Administrative Expense, Maximum [Dollars]	$ 20
Administrative Expense, Footnotes [Text Block]	The administrative expenses are referred to as the Annual Contract Fee in the Prospectus. The Annual Contract Fee is $20 annually and is charged only against amounts in the Fixed Interest Account. This fee may be waived under certain circumstances.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense, Footnotes [Text Block]	Pursuant to the terms of the Contract, our Base Contract Expenses will not exceed 1.25% of your average balance in the Divisions.
Other Annual Expense, Maximum [Dollars]	$ 50
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average daily net assets) Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.27%	1.28%

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses (as a percentage of average daily net assets)Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.27%
Portfolio Company Expenses Maximum [Percent]	1.28%
Surrender Example [Table Text Block]	Example 1
	1 Year	3 Years	5 Years	10 Years
If You surrender your Contract at the end of the applicable time period
Maximum	$9,530	$12,280	$15,992	$28,309
Minimum	$8,520	$9,221	$10,849	$17,817

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,530
Surrender Expense, 1 Year, Minimum [Dollars]	8,520
Surrender Expense, 3 Years, Maximum [Dollars]	12,280
Surrender Expense, 3 Years, Minimum [Dollars]	9,221
Surrender Expense, 5 Years, Maximum [Dollars]	15,992
Surrender Expense, 5 Years, Minimum [Dollars]	10,849
Surrender Expense, 10 Years, Maximum [Dollars]	28,309
Surrender Expense, 10 Years, Minimum [Dollars]	17,817
Annuitized Expense, 1 Year, Maximum [Dollars]	2,880
Annuitized Expense, 1 Year, Minimum [Dollars]	1,870
Annuitized Expense, 3 Years, Maximum [Dollars]	8,112
Annuitized Expense, 3 Years, Minimum [Dollars]	5,060
Annuitized Expense, 5 Years, Maximum [Dollars]	13,605
Annuitized Expense, 5 Years, Minimum [Dollars]	8,476
Annuitized Expense, 10 Years, Maximum [Dollars]	28,571
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 18,112
No Surrender Example [Table Text Block]	Example 2
	1 Year	3 Years	5 Years	10 Years
If you annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$2,880	$8,112	$13,605	$28,571
Minimum	$1,870	$5,060	$8,476	$18,112

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,880
No Surrender Expense, 1 Year, Minimum [Dollars]	1,870
No Surrender Expense, 3 Years, Maximum [Dollars]	8,112
No Surrender Expense, 3 Years, Minimum [Dollars]	5,060
No Surrender Expense, 5 Years, Maximum [Dollars]	13,605
No Surrender Expense, 5 Years, Minimum [Dollars]	8,476
No Surrender Expense, 10 Years, Maximum [Dollars]	28,571
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 18,112
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE CONTRACTInvesting in the Contract involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this Prospectus.Market Risk. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal.Early Withdrawal Risk. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If You withdraw early, You may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if You are younger than age 59 1∕2. An Early Withdrawal Charge of up to 7% may apply to any purchase payment paid less than 8 years before the date of the withdrawal. Withdrawal Charges will reduce the value of your Contract if You withdraw money during that time. The benefits of tax deferral also mean that the Contract is more beneficial to investors with a long time horizon.Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolios You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus.Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Value or is not sufficient to pay the Contract charges, we may terminate your Deferred Annuity.Insurance Company Risk. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits are subject to the financial strength and claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.Contract Changes Risk. Subject to applicable law, we have the right to make certain changes to your Contract. Examples of the changes we may make include: (i) operating the Separate Account in a form permitted by law; (ii) taking any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted; (iii) transferring any assets in a Division to another Division, or to one or more Separate Accounts, or to our general account, or adding, combining or removing Divisions in the Separate Account; (iv) substituting Portfolio shares in any Division, with the shares of another class of Brighthouse Trust I, Brighthouse Trust II, or the shares of another investment company or any other investment permitted by law; (v) changing the way we assess charges, but without increasing the maximum aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Contracts; and (vi) making any necessary technical changes in the Contracts in order to conform with any of the above-described actions.Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer You a new contract in place of the one You own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for You to purchase the new contract rather than continue to own your existing Contract.Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan. Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.Taxation Risk. Although the provisions of the Internal Revenue Code (the “Code”) relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult their own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.Pandemics and Other Public Health Issues and Other Events. Pandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	BENEFITS AVAILABLE UNDER THE CONTRACTSThe following table summarizes information about the benefits available under the Contract:
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit:
If you die during the
pay-in phase,
guarantees that the
death benefit will not
be less than the
greatest of (1) your
Account Value; (2) your
highest Account Value
as of December 31
following the end of
your fifth Contract Year
and at the end of every
other five year period.
In any case, less any
later partial
withdrawals, fees and
charges; or (3) the
total of all of your
purchase payments less
any partial
withdrawals.In each
case, we deduct the
amount of any
outstanding loans from
the death benefit.
		Standard	None	●Withdrawals or loans could significantly reduce the benefit.
The Equity Generator®:	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.	Standard	None	●Benefit limits available investment options. ●If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Equalizer SM:
You start with equal
amounts of money in
the Fixed Interest
Account and your
choice of either the
MetLife Stock Index
Division or the Frontier
Mid Cap Growth
Division. Each quarter,
amounts are
transferred between
the Fixed Interest
Account and your
chosen Division to
make the value of each
equal.
		Standard	None	●Benefit limits available investment options.
The Rebalancer®:
You select a specific
asset allocation for
your entire Account
Balance from among
the Divisions and the
Fixed Interest Account,
if available. Each
quarter we transfer
amounts among these
options to bring the
percentage of your
Account Balance in
each option back to
your original
allocation.
		Standard	None	●In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Index Selector®:
You may select one of
five asset allocation
models which are
designed to correlate
to various risk
tolerance levels. Each
quarter the percentage
in each of the Divisions
in which the model
invests and any Fixed
Interest Account is
brought back to the
selected model
percentage by
transferring amounts
among the Divisions
and any Fixed Interest
Account.
		Standard	None	●Benefit limits available investment options.
The Allocator SM:
Each month, a dollar
amount You choose is
transferred from the
Fixed Interest Account
to any of the Divisions
You choose. You select
the day of the month
(other than the 29th,
30th or 31st of the
month) and the
number of months over
which the transfers will
occur.
		Standard	None	●Minimum periodic transfer of $50 is required. ●Once your Fixed Interest Account Balance is exhausted, the strategy is discontinued.
Systematic Withdrawal Program:	Automatically withdraws a specific dollar amount or a percentage of your Account Balance of your choice each Contract Year.	Standard	None
●Not available in all
states.
●Income taxes, tax
penalties and
Withdrawal Charges
may apply to your
withdrawals.
●Subject to our
required minimums
and administrative
restrictions.
●Not available in
conjunction with any
automated
investment strategy.

*If your annuity was issued in connection with an employer plan, You should ask your employer for a list of available benefits.
Benefits Available [Table Text Block]
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit:
If you die during the
pay-in phase,
guarantees that the
death benefit will not
be less than the
greatest of (1) your
Account Value; (2) your
highest Account Value
as of December 31
following the end of
your fifth Contract Year
and at the end of every
other five year period.
In any case, less any
later partial
withdrawals, fees and
charges; or (3) the
total of all of your
purchase payments less
any partial
withdrawals.In each
case, we deduct the
amount of any
outstanding loans from
the death benefit.
		Standard	None	●Withdrawals or loans could significantly reduce the benefit.
The Equity Generator®:	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.	Standard	None	●Benefit limits available investment options. ●If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Equalizer SM:
You start with equal
amounts of money in
the Fixed Interest
Account and your
choice of either the
MetLife Stock Index
Division or the Frontier
Mid Cap Growth
Division. Each quarter,
amounts are
transferred between
the Fixed Interest
Account and your
chosen Division to
make the value of each
equal.
		Standard	None	●Benefit limits available investment options.
The Rebalancer®:
You select a specific
asset allocation for
your entire Account
Balance from among
the Divisions and the
Fixed Interest Account,
if available. Each
quarter we transfer
amounts among these
options to bring the
percentage of your
Account Balance in
each option back to
your original
allocation.
		Standard	None	●In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
The Index Selector®:
You may select one of
five asset allocation
models which are
designed to correlate
to various risk
tolerance levels. Each
quarter the percentage
in each of the Divisions
in which the model
invests and any Fixed
Interest Account is
brought back to the
selected model
percentage by
transferring amounts
among the Divisions
and any Fixed Interest
Account.
		Standard	None	●Benefit limits available investment options.
The Allocator SM:
Each month, a dollar
amount You choose is
transferred from the
Fixed Interest Account
to any of the Divisions
You choose. You select
the day of the month
(other than the 29th,
30th or 31st of the
month) and the
number of months over
which the transfers will
occur.
		Standard	None	●Minimum periodic transfer of $50 is required. ●Once your Fixed Interest Account Balance is exhausted, the strategy is discontinued.
Systematic Withdrawal Program:	Automatically withdraws a specific dollar amount or a percentage of your Account Balance of your choice each Contract Year.	Standard	None
●Not available in all
states.
●Income taxes, tax
penalties and
Withdrawal Charges
may apply to your
withdrawals.
●Subject to our
required minimums
and administrative
restrictions.
●Not available in
conjunction with any
automated
investment strategy.

Operation of Benefit [Text Block]	Pay-Out Options (or Income Options)You may convert your Deferred Annuity into a regular stream of income after your “pay-in” or “accumulation” phase. The pay-out phase is often referred to as “annuitizing” your Contract. When You select your Pay-Out Option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a Pay-Out Option, we withdraw some or all of your Account Value (less any premium taxes, outstanding loans and applicable Contract fees), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. The variable Pay-Out Option may not be available in all states.When considering a Pay-Out Option, You should think about whether You want:●Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;●A fixed dollar payment or a variable payment; and ●A refund feature. Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted) of the measuring lives (Annuitants) will also be considered. For example, if You select a Pay-Out Option guaranteeing payments for your lifetime and your spouse’s lifetime, your payments will typically be lower than if You select a Pay-Out Option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which You will receive your income payments. If You do not tell us otherwise, your Fixed Interest Account Value will be used to provide a Fixed Income Option and your Separate Account Value will be used to provide a variable Pay-Out Option.You can change or extend the date income payments begin at any time before the date specified in the Contract with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures). Your Contract specifies the date on which income payments are to begin.Please be aware that once your Contract is annuitized, You are ineligible to receive the death benefit. In addition, once your Contract is fully annuitized, You will not be able to withdraw any Account Value.Because the features of variable Pay-Out Options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the “Income Annuities” heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	APPENDIX A — INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTThe following is a list of Portfolios currently available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/PUFT/MET000235. You can also request this information at no cost by calling (833) 642-1008 , by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits You choose, You may not be able to invest in certain Portfolios, as described below. If your annuity was issued in connection with an employer plan, You should check with your employer as to which Portfolios are available under your Contract.The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance. *The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.§Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.††Effective May 1, 2026, the American Funds Global Small Capitalization Fund changed its name to American Funds SMALLCAP World Fund®.Index Selector: If You elect the Index Selector You are limited to allocating your purchase payments and Account Balance among the following funding options and the Fixed Interest Account:MetLife Aggregate Bond Index
MetLife Stock Index
MetLife MSCI EAFE Index
MetLife Russell 2000 Index
MetLife Mid Cap Stock IndexThe Equity Generator® and The Equalizer SM: In addition to the Fixed Interest Account these Automated Strategies may also use the: MetLife Stock Index Division
Frontier Mid Cap Growth DivisionFixed Option The following is information on the Fixed Interest Account currently available under the Contract. We reserve the right to restrict purchase payments and transfers to the Fixed Interest Account when the yield on investments is not expected to support the Minimum Guaranteed Interest Rate. We will provide you with written notice before doing so.
Name	Term	Minimum Guaranteed Interest Rate*
Fixed Interest Account	Initial Interest Rate Term: begins on each calendar quarter and will be credited from the date amounts are allocated to the Fixed Interest Account until the last day of the same calendar quarter of the following year. Renewal Rate Term: 12 months	3%
*The Minimum Guaranteed Interest Rate Varies by Contract and may be higher than the minimum guaranteed interest rate shown. Check your Contract for the Minimum Guaranteed Interest Rate that applies to your Fixed Interest Account Option.
Variable Option [Line Items]
Prospectuses Available [Text Block]
Early Withdrawal Charge (as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1)	7%
Loan Initiation Fee(2)	$75
Premium Tax Charges(3)	3.50%
The following is a list of Portfolios currently available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/PUFT/MET000235. You can also request this information at no cost by calling (833) 642-1008 , by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits You choose, You may not be able to invest in certain Portfolios, as described below. If your annuity was issued in connection with an employer plan, You should check with your employer as to which Portfolios are available under your Contract.The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.58%	20.24%	13.37%	17.97%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.53%	18.06%	13.90%	13.92%
Global Equity	American Funds SMALLCAP World Fund®*†† - Class 2 Capital Research and Management CompanySM	0.90%	14.64%	0.49%	7.23%
US Fixed Income	American Funds The Bond Fund of America* - Class 2 Capital Research and Management CompanySM	0.47%	7.26%	-0.14%	2.36%
Allocation	American Funds® Aggressive Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.99%	19.90%	9.30%	10.88%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.96%	17.02%	7.26%	8.99%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.95%	14.46%	5.71%	7.30%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.74%	19.31%	0.96%	7.62%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	7.95%	-0.17%	2.38%
US Equity	BlackRock Capital Appreciation Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.71%	13.02%	10.90%	15.63%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.71%	17.41%	8.91%	10.97%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class A Brighthouse Investment Advisers, LLC	0.68%	9.47%	2.32%	4.22%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.66%	11.75%	4.10%	5.95%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.66%	13.96%	5.80%	7.73%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.68%	15.91%	7.42%	9.49%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.78%	1.82%	7.04%	8.32%
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.75%	5.25%	2.14%	2.23%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	12.67%	7.45%	9.41%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	7.83%	8.29%	10.73%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	15.91%	12.30%	13.62%
Sector	CBRE Global Real Estate Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.81%	6.94%	4.15%	4.06%
Target Date	Freedom 2020 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.69%	12.99%	4.57%	7.11%
Target Date	Freedom 2025 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.71%	14.23%	5.25%	7.75%
Target Date	Freedom 2030 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.74%	15.16%	5.98%	8.61%
Target Date	Freedom 2035 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.78%	16.42%	7.28%	9.72%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
Target Date	Freedom 2040 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.82%	18.44%	8.73%	10.59%
Target Date	Freedom 2045 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.53%	9.16%	10.82%
Target Date	Freedom 2050 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.50%	9.15%	10.81%
Target Date	Freedom 2055 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.53%	9.16%	—
Target Date	Freedom 2060 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.53%	9.17%	—
Target Date	Freedom 2065 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.52%	9.16%	—
Target Date	Freedom 2070 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.59%	—	—
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.69%	5.16%	3.79%	10.15%
International Equity	Harris Oakmark International Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.87%	32.98%	6.56%	6.84%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	15.88%	7.56%	11.28%
US Equity	Invesco Small Cap Growth Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.89%	5.93%	-0.81%	9.11%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	14.04%	10.28%	16.71%
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.04%	12.59%	6.25%	9.22%
US Equity	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	15.21%	15.06%	14.19%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.90%	5.29%	7.44%	9.43%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.89%	4.03%	2.54%	10.12%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	7.04%	-0.64%	1.75%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	7.19%	8.81%	10.43%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.37%	31.02%	8.62%	8.04%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	17.59%	14.13%	14.53%
International Equity	MFS® Research International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.56%	22.72%	5.80%	7.83%
Allocation	MFS® Total Return Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.77%	10.94%	6.26%	7.49%
US Equity	MFS® Value Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.73%	13.11%	9.95%	10.10%
US Equity	MFS® Value Portfolio*§ - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	13.29%	10.11%	10.27%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.65%	13.55%	-5.58%	14.29%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	-4.57%	2.86%	9.12%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class E Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.28%	7.84%	1.26%	3.19%
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.58%	9.21%	0.19%	2.55%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
Allocation	State Street Moderate ETF Portfolio - Class E (formerly known as SSGA Growth and Income ETF Portfolio - Class E) Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.65%	16.93%	7.30%	7.96%
Allocation	State Street Moderately Aggressive ETF Portfolio - Class E (formerly known as SSGA Growth ETF Portfolio - Class E) Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.68%	19.29%	9.11%	9.41%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.56%	15.70%	9.64%	14.39%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. is the subadviser T. Rowe Price Investment Management, Inc. is the sub-subadviser	0.70%	3.75%	4.08%	10.05%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.51%	10.30%	5.75%	10.88%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.60%	2.51%	9.90%	9.86%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.57%	9.07%	1.42%	4.03%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.50%	7.07%	0.59%	1.82%

Temporary Fee Reductions, Current Expenses [Text Block]	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed Option The following is information on the Fixed Interest Account currently available under the Contract. We reserve the right to restrict purchase payments and transfers to the Fixed Interest Account when the yield on investments is not expected to support the Minimum Guaranteed Interest Rate. We will provide you with written notice before doing so.
Name	Term	Minimum Guaranteed Interest Rate*
Fixed Interest Account	Initial Interest Rate Term: begins on each calendar quarter and will be credited from the date amounts are allocated to the Fixed Interest Account until the last day of the same calendar quarter of the following year. Renewal Rate Term: 12 months	3%
*The Minimum Guaranteed Interest Rate Varies by Contract and may be higher than the minimum guaranteed interest rate shown. Check your Contract for the Minimum Guaranteed Interest Rate that applies to your Fixed Interest Account Option.
Investment Option Restrictions [Line Items]
Investment Option Available Benefits [Table Text Block]	Index Selector: If You elect the Index Selector You are limited to allocating your purchase payments and Account Balance among the following funding options and the Fixed Interest Account:MetLife Aggregate Bond Index
MetLife Stock Index
MetLife MSCI EAFE Index
MetLife Russell 2000 Index
MetLife Mid Cap Stock IndexThe Equity Generator® and The Equalizer SM: In addition to the Fixed Interest Account these Automated Strategies may also use the: MetLife Stock Index Division
Frontier Mid Cap Growth Division
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | American Funds Growth Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	13.92%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | American Funds Growth-Income Fund - Class 2
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | American Funds SMALLCAP World Fund® - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.64%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	7.23%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | American Funds The Bond Fund of America - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America* - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	7.26%
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | American Funds Aggressive Allocation Portfolio - Class C
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Aggressive Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | American Funds Balanced Allocation Portfolio - Class C
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Balanced Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	8.99%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | American Funds Moderate Allocation Portfolio - Class C
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Moderate Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	14.46%
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Baillie Gifford International Stock Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Baillie Gifford International Stock Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Baillie Gifford Overseas Limited
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	19.31%
Average Annual Total Returns, 5 Years [Percent]	0.96%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | BlackRock Bond Income Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	2.38%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | BlackRock Capital Appreciation Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	13.02%
Average Annual Total Returns, 5 Years [Percent]	10.90%
Average Annual Total Returns, 10 Years [Percent]	15.63%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Brighthouse Asset Allocation 100 Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.41%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	10.97%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Brighthouse Asset Allocation 20 Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.47%
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Brighthouse Asset Allocation 40 Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	4.10%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Brighthouse Asset Allocation 60 Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	13.96%
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Brighthouse Asset Allocation 80 Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 80 Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	9.49%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Brighthouse Artisan Mid Cap Value Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	1.82%
Average Annual Total Returns, 5 Years [Percent]	7.04%
Average Annual Total Returns, 10 Years [Percent]	8.32%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | BrighthouseFranklin Low Duration Total Return Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	5.25%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	2.23%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | BrighthouseWellington Balanced Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse/Wellington Balanced Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	12.67%
Average Annual Total Returns, 5 Years [Percent]	7.45%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Brighthouse Wellington Core Equity Opportunities Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	10.73%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Brighthouse Wellington Large Cap Research Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Wellington Large Cap Research Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	13.62%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | CBRE Global Real Estate Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	4.15%
Average Annual Total Returns, 10 Years [Percent]	4.06%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Freedom 2020 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2020 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	7.11%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Freedom 2025 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2025 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Freedom 2030 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2030 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.16%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Freedom 2035 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2035 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	9.72%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Freedom 2040 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2040 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Freedom 2045 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2045 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	10.82%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Freedom 2050 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2050 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.50%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Freedom 2055 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2055 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Freedom 2060 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2060 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Freedom 2065 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2065 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Freedom 2070 Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2070 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Frontier Mid Cap Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Frontier Mid Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	5.16%
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	10.15%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Harris Oakmark International Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	32.98%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Invesco Global Equity Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Invesco Small Cap Growth Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	5.93%
Average Annual Total Returns, 5 Years [Percent]	(0.81%)
Average Annual Total Returns, 10 Years [Percent]	9.11%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Jennison Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Jennison Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	14.04%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	16.71%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Loomis Sayles Global Allocation Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Loomis Sayles Global Allocation Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.59%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Loomis Sayles Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	15.21%
Average Annual Total Returns, 5 Years [Percent]	15.06%
Average Annual Total Returns, 10 Years [Percent]	14.19%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Loomis Sayles Small Cap Core Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Small Cap Core Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	5.29%
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	9.43%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Loomis Sayles Small Cap Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Small Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.03%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | MetLife Aggregate Bond Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	7.04%
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	1.75%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | MetLife Mid Cap Stock Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Mid Cap Stock Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	10.43%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | MetLife MSCI EAFE Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	31.02%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | MetLife Russell 2000 Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	9.55%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | MetLife Stock Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.59%
Average Annual Total Returns, 5 Years [Percent]	14.13%
Average Annual Total Returns, 10 Years [Percent]	14.53%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | MFS Research International Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® Research International Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	22.72%
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | MFS Value Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MFS® Value Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	13.11%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | MFS Value Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MFS® Value Portfolio*§ - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	13.29%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	10.27%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Morgan Stanley Discovery Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Morgan Stanley Discovery Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	13.55%
Average Annual Total Returns, 5 Years [Percent]	(5.58%)
Average Annual Total Returns, 10 Years [Percent]	14.29%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Neuberger Berman Genesis Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(4.57%)
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | PIMCO Inflation Protected Bond Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	PIMCO Inflation Protected Bond Portfolio - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	7.84%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	3.19%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | PIMCO Total Return Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	0.19%
Average Annual Total Returns, 10 Years [Percent]	2.55%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | State Street Moderate ETF Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	State Street Moderate ETF Portfolio - Class E (formerly known as SSGA Growth and Income ETF Portfolio - Class E)
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	7.96%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | State Street Moderately Aggressive ETF Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	State Street Moderately Aggressive ETF Portfolio - Class E (formerly known as SSGA Growth ETF Portfolio - Class E)
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	19.29%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | T Rowe Price Large Cap Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	14.39%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | T Rowe Price Mid Cap Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Mid Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc. is the subadviserT. Rowe Price Investment Management, Inc. is the sub-subadviser
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	3.75%
Average Annual Total Returns, 5 Years [Percent]	4.08%
Average Annual Total Returns, 10 Years [Percent]	10.05%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | T Rowe Price Small Cap Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Small Cap Growth Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	10.30%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Victory Sycamore Mid Cap Value Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Victory Sycamore Mid Cap Value Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	2.51%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	9.86%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Western Asset Management Strategic Bond Opportunities Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	1.42%
Average Annual Total Returns, 10 Years [Percent]	4.03%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Western Asset Management US Government Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Western Asset Management U.S. Government Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	1.82%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | American Funds Global Small Capitalization Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Equity
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | MFS Total Return Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	10.94%
Average Annual Total Returns, 5 Years [Percent]	6.26%
Average Annual Total Returns, 10 Years [Percent]	7.49%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit:
Purpose of Benefit [Text Block]	If you die during the pay-in phase, guarantees that the death benefit will not be less than the greatest of (1) your Account Value; (2) your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or (3) the total of all of your purchase payments less any partial withdrawals.In each case, we deduct the amount of any outstanding loans from the death benefit.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Withdrawals or loans could significantly reduce the benefit.
Name of Benefit [Text Block]	Standard Death Benefit:
Operation of Benefit [Text Block]	Death BenefitOne of the insurance guarantees we provide You under your Deferred Annuity is that your Beneficiaries will be protected during the “pay-in” phase against market downturns under the following Deferred Annuities:●TSA●Non-Qualified●403(a)●Traditional IRAFor the following Deferred Annuities the trustee receives the death benefit:●Non-Qualified Deferred Annuity for:●Section 457(f) deferred compensation plan●Section 451 deferred fee arrangements●Section 451 deferred compensation plans●Section 457(e)(11) severance and death benefit plans●Section 415(m) qualified governmental excess benefit arrangements●PEDCYou name your Beneficiary(ies). If You die during the pay-in phase, the death benefit the Beneficiary receives will be the greatest of:●Your Account Value; ●Your highest Account Value as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or ●The total of all of your purchase payments less any partial withdrawals, fees and charges.In each case, we deduct the amount of any outstanding loans from the death benefit.The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary, if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risks.If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program, depending on your administrative platform), we will cancel the request. As described above, the death benefit will be determined when we receive proof of death and an election for the payment method.Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Value in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Divisions and/or Fixed Interest Account until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Divisions on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.Subject to the minimum amount requirements described in “Minimum Size of Your Income Payment”, your Beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a Pay-Out Option offered under your Deferred Annuity. Your Beneficiary may, however, decide to take the payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.There is no death benefit after the pay-out phase begins, however, depending on the Pay-Out Option you select, any remaining guarantee will be paid to your Beneficiary.Total Control AccountThe Beneficiary may elect to have the Contract’s death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.Assets backing the Total Control Account are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | The Equity Generator
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	The Equity Generator®:
Purpose of Benefit [Text Block]	An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Division based on your selection.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Benefit limits available investment options.●If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.
Name of Benefit [Text Block]	The Equity Generator®:
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | The Equalizer
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	The Equalizer SM:
Purpose of Benefit [Text Block]	You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the Frontier Mid Cap Growth Division. Each quarter, amounts are transferred between the Fixed Interest Account and your chosen Division to make the value of each equal.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Benefit limits available investment options.
Name of Benefit [Text Block]	The Equalizer SM:
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | The Rebalancer
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	The Rebalancer®:
Purpose of Benefit [Text Block]	You select a specific asset allocation for your entire Account Balance from among the Divisions and the Fixed Interest Account, if available. Each quarter we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.
Name of Benefit [Text Block]	The Rebalancer®:
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | The Index Selector
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	The Index Selector®:
Purpose of Benefit [Text Block]	You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Each quarter the percentage in each of the Divisions in which the model invests and any Fixed Interest Account is brought back to the selected model percentage by transferring amounts among the Divisions and any Fixed Interest Account.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Benefit limits available investment options.
Name of Benefit [Text Block]	The Index Selector®:
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | The Index Selector | MetLife Aggregate Bond Index Portfolio - Class A
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | The Index Selector | MetLife Mid Cap Stock Index Portfolio - Class A
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | The Index Selector | MetLife MSCI EAFE Index Portfolio - Class A
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | The Index Selector | MetLife Russell 2000 Index Portfolio - Class A
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | The Index Selector | MetLife Stock Index Portfolio - Class A
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | The Allocator
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	The Allocator SM:
Purpose of Benefit [Text Block]	Each month, a dollar amount You choose is transferred from the Fixed Interest Account to any of the Divisions You choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Minimum periodic transfer of $50 is required.●Once your Fixed Interest Account Balance is exhausted, the strategy is discontinued.
Name of Benefit [Text Block]	The Allocator SM:
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Systematic Withdrawal Option
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Program:
Purpose of Benefit [Text Block]	Automatically withdraws a specific dollar amount or a percentage of your Account Balance of your choice each Contract Year.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Not available in all states.●Income taxes, tax penalties and Withdrawal Charges may apply to your withdrawals.●Subject to our required minimums and administrative restrictions.●Not available in conjunction with any automated investment strategy.
Name of Benefit [Text Block]	Systematic Withdrawal Program:
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Loans
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 75
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	This fee may be waived or reduced for certain Plans.
Optional Benefit Expense, Footnotes [Text Block]	This fee may be waived or reduced for certain Plans. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.
Item 10. Benefits Available [Line Items]
Optional Benefit Expense, Footnotes [Text Block]	This fee may be waived or reduced for certain Plans. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Divisions and the Fixed Interest Account in which You then have a balance.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | The Equity Generator and The Equalizer | Frontier Mid Cap Growth Portfolio - Class A
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | The Equity Generator and The Equalizer | MetLife Stock Index Portfolio - Class A
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Premium Tax
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Premium taxes, if applicable, depend on the Contract You purchased and your home state or jurisdiction and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Fixed Interest Account
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	The Fixed Interest AccountThe Deferred Annuities have a fixed interest rate option called the “Fixed Interest Account.” The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). The interest rate for each amount allocated to the Fixed Interest Account is set by us in advance on the beginning of each calendar quarter (January 1, April 1, etc.). The declared interest rate in effect when an allocation to the Fixed Interest Account is made will be credited from the date it is received until the last day of the same calendar quarter of the following year, at which time a renewal rate will be set. Thereafter, each year a renewal rate will apply to that amount plus the interest previously credited to that amount, as long as the amounts remain in the Fixed Interest Account. The renewal rate will be set by us in advance and will apply for 12 months. Interest will be credited to the Fixed Interest Account on a daily basis. Subject to our transfer rules, You may transfer money into and out of the Fixed Interest Account. For information regarding current interest rates, You may contact our Administrative Office. Information about the Fixed Interest Account, including its name, its term and its minimum guaranteed interest rate is available in Appendix A - Investment Options Available Under the Contract - Fixed Option. Your registered representative can tell You the current and minimum interest rates that apply.Because of exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered under the Securities Act of 1933 (the “1933 Act”), and neither the Fixed Interest Account nor our general account has been registered as an investment company under the 1940 Act. The Fixed Interest Account and our general account are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Income Annuities and the variable Pay-Out Options under the Deferred Annuities have a fixed payment option called the “Fixed Income Option.” Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Value allocated to the Fixed Interest Account, interest credited to the Fixed Interest Account, and fixed annuity payments are subject to our financial strength and claims-paying ability.The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to employers, associations, trusts or other groups for their employees, members or participants.
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Interest Account
Fixed Option Available, Term	12 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	3.00%
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in the Contract, including loss of principal.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.●Amounts withdrawn from the Contract may result in surrender charges, tax and tax penalties.●Withdrawal Charges may apply on any purchase payment paid into the Deferred Annuity less than 8 years before the date of its withdrawal. Withdrawal Charges will reduce the value of your Contract if You withdraw money during that time.●The benefits of tax deferral means that the Contract is more beneficial to investors with a long time horizon.●Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them. You may also have to pay a penalty if You take a withdrawal before age 59 1∕2.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If You withdraw early, You may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if You are younger than age 59 1∕2. An Early Withdrawal Charge of up to 7% may apply to any purchase payment paid less than 8 years before the date of the withdrawal. Withdrawal Charges will reduce the value of your Contract if You withdraw money during that time. The benefits of tax deferral also mean that the Contract is more beneficial to investors with a long time horizon.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees or benefits, including any death benefit, are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request or by visiting https://www.metlife.com/about-us/corporate-profile/ratings.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk. Subject to applicable law, we have the right to make certain changes to your Contract. Examples of the changes we may make include: (i) operating the Separate Account in a form permitted by law; (ii) taking any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted; (iii) transferring any assets in a Division to another Division, or to one or more Separate Accounts, or to our general account, or adding, combining or removing Divisions in the Separate Account; (iv) substituting Portfolio shares in any Division, with the shares of another class of Brighthouse Trust I, Brighthouse Trust II, or the shares of another investment company or any other investment permitted by law; (v) changing the way we assess charges, but without increasing the maximum aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Contracts; and (vi) making any necessary technical changes in the Contracts in order to conform with any of the above-described actions.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Investment Risk
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios).●Each investment option (including the Fixed Interest Account investment option) will have its own unique risks.●You should review these investment options before making an investment decision.●Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Deferred Annuity.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios). Each investment option (including the Fixed Interest Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolios You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Contract Termination
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Termination. Subject to certain limitations, if your Account Value falls below the minimum Account Value or is not sufficient to pay the Contract charges, we may terminate your Deferred Annuity.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Risks Associated with the Company
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Interest Account), guarantees, or benefits are subject to the financial strength and claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Conflicts of Interest
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer You a new contract in place of the one You own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for You to purchase the new contract rather than continue to own your existing Contract.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Suitability
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan. Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Taxation Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Taxation Risk. Although the provisions of the Internal Revenue Code (the “Code”) relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult their own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Cybersecurity
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Pandemics and Other Public Health Issues and Other Events
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Pandemics and Other Public Health Issues and Other Events. Pandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.
Preference Plus® Account Variable Deferred and Income Annuity Contracts (BPPA) | Terrorism and Security Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.